UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2010

Item 1. Reports to Stockholders

Fidelity®

Strategic Dividend & Income®

Fund

Semiannual Report

May 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	1.17%
Actual		$ 1,000.00	$ 1,074.60	$ 6.05
Hypothetical A		$ 1,000.00	$ 1,019.10	$ 5.89
Class T	1.39%
Actual		$ 1,000.00	$ 1,074.70	$ 7.19
Hypothetical A		$ 1,000.00	$ 1,018.00	$ 6.99
Class B	1.95%
Actual		$ 1,000.00	$ 1,070.60	$ 10.07
Hypothetical A		$ 1,000.00	$ 1,015.21	$ 9.80
Class C	1.92%
Actual		$ 1,000.00	$ 1,070.70	$ 9.91
Hypothetical A		$ 1,000.00	$ 1,015.36	$ 9.65
Strategic Dividend and Income	.86%
Actual		$ 1,000.00	$ 1,077.20	$ 4.45
Hypothetical A		$ 1,000.00	$ 1,020.64	$ 4.33
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,077.30	$ 4.35
Hypothetical A		$ 1,000.00	$ 1,020.74	$ 4.23

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2010
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp.	2.3	2.2
Simon Property Group, Inc.	1.7	1.3
JPMorgan Chase & Co.	1.4	1.8
Wells Fargo & Co.	1.3	1.2
Public Storage	1.2	0.6
General Electric Co.	1.0	0.0
Exxon Mobil Corp.	1.0	0.0
CB Richard Ellis Group, Inc. Class A	0.9	0.7
Pfizer, Inc.	0.9	1.4
Vornado Realty Trust	0.9	0.6
	12.6
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	40.3	38.1
Consumer Discretionary	8.6	9.3
Information Technology	8.5	9.6
Energy	8.3	9.9
Health Care	7.8	8.6
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Common Stocks 65.3%		Common Stocks 65.7%
	Preferred Stocks 17.9%		Preferred Stocks 18.1%
	Convertible Bonds 11.0%		Convertible Bonds 12.4%
	Other Investments 2.6%		Other Investments 2.8%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 1.0%
* Foreign investments	6.3%	** Foreign investments	7.4%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 12.6%
	Principal Amount	Value
Convertible Bonds - 11.0%
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.0%
ArvinMeritor, Inc. 4% 2/15/27	$ 60,000	$ 48,600
BorgWarner, Inc. 3.5% 4/15/12	40,000	51,256
TRW Automotive, Inc. 3.5% 12/1/15 (f)	60,000	72,570
		172,426
Automobiles - 0.0%
Ford Motor Co. 4.25% 11/15/16	40,000	56,244
Hotels, Restaurants & Leisure - 0.0%
Gaylord Entertainment Co. 3.75% 10/1/14 (f)	40,000	46,100
International Game Technology 3.25% 5/1/14 (f)	40,000	47,975
MGM Mirage, Inc. 4.25% 4/15/15 (f)	100,000	92,188
Wyndham Worldwide Corp. 3.5% 5/1/12	80,000	150,744
		337,007
Household Durables - 0.1%
Newell Rubbermaid, Inc. 5.5% 3/15/14	210,000	427,350
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 7% 4/1/17 (f)	50,000	52,150
Media - 0.0%
Virgin Media, Inc. 6.5% 11/15/16	190,000	215,688
Specialty Retail - 0.8%
Group 1 Automotive, Inc.:
2.25% 6/15/36 (d)	1,050,000	857,535
3% 3/15/20 (f)	585,000	534,222
RadioShack Corp. 2.5% 8/1/13 (f)	2,240,000	2,452,800
Sonic Automotive, Inc. 5% 10/1/29	1,460,000	1,509,932
		5,354,489
TOTAL CONSUMER DISCRETIONARY		6,615,354
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Molson Coors Brewing Co. 2.5% 7/30/13	760,000	806,740
Food & Staples Retailing - 0.4%
Rite Aid Corp. 8.5% 5/15/15	2,740,000	2,510,525
Food Products - 0.0%
Tyson Foods, Inc. 3.25% 10/15/13	50,000	59,563
TOTAL CONSUMER STAPLES		3,376,828
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
ENERGY - 0.7%
Energy Equipment & Services - 0.2%
Exterran Holdings, Inc. 4.25% 6/15/14	$ 930,000	$ 1,179,054
Oil States International, Inc. 2.375% 7/1/25	180,000	240,750
		1,419,804
Oil, Gas & Consumable Fuels - 0.5%
Alpha Natural Resources, Inc. 2.375% 4/15/15	380,000	380,608
Chesapeake Energy Corp.:
2.5% 5/15/37	660,000	529,914
2.75% 11/15/35	120,000	107,076
James River Coal Co. 4.5% 12/1/15 (f)	110,000	100,826
Massey Energy Co. 3.25% 8/1/15	190,000	156,845
Peabody Energy Corp. 4.75% 12/15/66	480,000	481,200
Pioneer Natural Resources Co. 2.875% 1/15/38	630,000	752,063
Quicksilver Resources, Inc. 1.875% 11/1/24	520,000	534,248
Western Refining, Inc. 5.75% 6/15/14	270,000	206,793
		3,249,573
TOTAL ENERGY		4,669,377
FINANCIALS - 0.8%
Capital Markets - 0.1%
Janus Capital Group, Inc. 3.25% 7/15/14	50,000	54,135
Jefferies Group, Inc. 3.875% 11/1/29	550,000	529,210
Penson Worldwide, Inc. 8% 6/1/14 (f)	350,000	347,060
		930,405
Diversified Financial Services - 0.4%
KKR Financial Holdings LLC 7.5% 1/15/17	240,000	297,192
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	2,590,000	2,486,400
		2,783,592
Real Estate Investment Trusts - 0.2%
Alexandria Real Estate Equities, Inc.:
3.7% 1/15/27 (f)	440,000	430,232
8% 4/15/29 (f)	190,000	327,737
Health Care REIT, Inc. 4.75% 12/1/26	460,000	491,338
Ventas, Inc. 3.875% 11/15/11 (f)	140,000	160,300
		1,409,607
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
The PMI Group, Inc. 4.5% 4/15/20	$ 400,000	$ 346,750
TOTAL FINANCIALS		5,470,354
HEALTH CARE - 2.8%
Biotechnology - 0.5%
Amgen, Inc.:
0.125% 2/1/11	760,000	748,125
0.375% 2/1/13	850,000	838,313
BioMarin Pharmaceutical, Inc. 1.875% 4/23/17	420,000	456,036
Cephalon, Inc.:
2% 6/1/15	500,000	663,150
2.5% 5/1/14	370,000	393,606
Gilead Sciences, Inc.:
0.5% 5/1/11	90,000	94,815
0.625% 5/1/13	350,000	388,885
Incyte Corp. 4.75% 10/1/15 (f)	170,000	287,470
		3,870,400
Health Care Equipment & Supplies - 0.6%
Hologic, Inc. 2% 12/15/37 (d)	60,000	51,225
Invacare Corp. 4.125% 2/1/27	40,000	44,575
Inverness Medical Innovations, Inc.:
3% 5/15/16 (f)	4,000,000	3,960,000
3% 5/15/16	50,000	49,500
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)	40,000	40,956
Medtronic, Inc.:
1.5% 4/15/11	50,000	49,740
1.625% 4/15/13	100,000	101,810
		4,297,806
Health Care Providers & Services - 0.6%
Chemed Corp. 1.875% 5/15/14	80,000	74,064
Health Management Associates, Inc. 3.75% 5/1/28 (f)	730,000	838,113
Laboratory Corp. of America Holdings 0% 9/11/21	1,880,000	1,904,440
LifePoint Hospitals, Inc. 3.5% 5/15/14	1,120,000	1,112,272
Lincare Holdings, Inc. 2.75% 11/1/37	50,000	57,200
		3,986,089
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Life Sciences Tools & Services - 0.5%
Charles River Laboratories International, Inc. 2.25% 6/15/13	$ 170,000	$ 161,092
Invitrogen Corp.:
1.5% 2/15/24	1,350,000	1,513,755
2% 8/1/23	430,000	630,939
3.25% 6/15/25	1,060,000	1,212,428
		3,518,214
Pharmaceuticals - 0.6%
Biovail Corp. 5.375% 8/1/14	2,530,000	3,008,423
Mylan, Inc.:
1.25% 3/15/12	430,000	447,157
3.75% 9/15/15	340,000	538,475
		3,994,055
TOTAL HEALTH CARE		19,666,564
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 2.75% 9/15/11	490,000	482,956
Airlines - 0.1%
AirTran Holdings, Inc. 5.25% 11/1/16	50,000	57,625
AMR Corp. 6.25% 10/15/14	50,000	52,440
Continental Airlines, Inc. 4.5% 1/15/15	40,000	49,800
JetBlue Airways Corp.:
Series C 6.75% 10/15/39	30,000	45,267
Series D 6.75% 10/15/39	30,000	46,374
		251,506
Building Products - 0.0%
Trex Co., Inc. 6% 7/1/12	10,000	12,349
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 6/1/14 (f)	1,510,000	1,536,274
Construction & Engineering - 0.2%
Fluor Corp. 1.5% 2/15/24	30,000	50,550
MasTec, Inc. 4.25% 12/15/14 (f)	1,520,000	1,558,000
		1,608,550
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - 0.1%
General Cable Corp.:
0.875% 11/15/13	$ 60,000	$ 53,850
4.5% 11/15/29 (d)	53,000	55,899
SunPower Corp. 4.5% 3/15/15 (f)	300,000	239,160
		348,909
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13	60,000	101,532
Machinery - 0.2%
Actuant Corp. 2% 11/15/23	120,000	131,064
AGCO Corp. 1.25% 12/15/36	50,000	47,440
Barnes Group, Inc.:
3.375% 3/15/27	220,000	202,675
3.75% 8/1/25	190,000	197,363
Danaher Corp. 0% 1/22/21	270,000	311,175
Navistar International Corp. 3% 10/15/14	50,000	61,925
Terex Corp. 4% 6/1/15	30,000	45,111
Titan International, Inc. 5.625% 1/15/17 (f)	430,000	539,134
		1,535,887
Road & Rail - 0.0%
Hertz Global Holdings, Inc. 5.25% 6/1/14	40,000	61,524
Trading Companies & Distributors - 0.0%
United Rentals, Inc. 4% 11/15/15	40,000	50,225
WESCO International, Inc. 6% 9/15/29	29,000	44,335
		94,560
TOTAL INDUSTRIALS		6,034,047
INFORMATION TECHNOLOGY - 2.6%
Communications Equipment - 0.6%
CommScope, Inc. 3.25% 7/1/15	2,730,000	3,295,110
L-3 Communications Corp. 3% 8/1/35	50,000	50,563
Lucent Technologies, Inc. 2.875% 6/15/25	60,000	49,650
Powerwave Technologies, Inc.:
1.875% 11/15/24	720,000	633,150
3.875% 10/1/27	220,000	161,425
		4,189,898
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.4%
EMC Corp.:
1.75% 12/1/11	$ 960,000	$ 1,179,696
1.75% 12/1/13	1,340,000	1,707,663
Maxtor Corp. 2.375% 8/15/12	50,000	52,285
		2,939,644
Electronic Equipment & Components - 0.1%
Anixter International, Inc.:
0% 7/7/33	80,000	56,950
1% 2/15/13	60,000	57,413
Itron, Inc. 2.5% 8/1/26	50,000	57,125
SYNNEX Corp. 4% 5/15/18 (f)	50,000	55,615
TTM Technologies, Inc. 3.25% 5/15/15	60,000	58,746
		285,849
Internet Software & Services - 0.2%
Equinix, Inc. 4.75% 6/15/16	790,000	1,016,888
VeriSign, Inc. 3.25% 8/15/37	570,000	534,375
		1,551,263
IT Services - 0.3%
CACI International, Inc. 2.125% 5/1/14	1,480,000	1,481,924
Convergys Corp. 5.75% 9/15/29	200,000	236,620
CSG Systems International, Inc. 3% 3/1/17 (f)	200,000	204,180
		1,922,724
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc. 6% 5/1/15	60,000	57,978
Amkor Technology, Inc. 6% 4/15/14	20,000	48,038
Intel Corp.:
2.95% 12/15/35	720,000	708,300
3.25% 8/1/39 (f)	1,000,000	1,198,850
Linear Technology Corp. 3% 5/1/27	110,000	109,456
Microchip Technology, Inc. 2.125% 12/15/37	510,000	498,525
Micron Technology, Inc.:
1.875% 6/1/14	60,000	53,325
4.25% 10/15/13	140,000	267,925
		2,942,397
Software - 0.6%
Informatica Corp. 3% 3/15/26	560,000	741,104
Nuance Communications, Inc. 2.75% 8/15/27	480,000	524,400
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - continued
Rovi Corp. 2.625% 2/15/40 (f)	$ 100,000	$ 100,070
Symantec Corp.:
0.75% 6/15/11	940,000	930,130
1% 6/15/13	1,720,000	1,746,660
		4,042,364
TOTAL INFORMATION TECHNOLOGY		17,874,139
MATERIALS - 1.3%
Chemicals - 0.2%
Ferro Corp. 6.5% 8/15/13	1,220,000	1,180,350
Construction Materials - 0.0%
Cemex SA de CV 4.875% 3/15/15 (f)	50,000	52,435
Containers & Packaging - 0.1%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (f)	700,000	675,430
Metals & Mining - 0.9%
Allegheny Technologies, Inc. 4.25% 6/1/14	80,000	117,536
AngloGold Ashanti Holdings Finance PLC 3.5% 5/22/14 (f)	750,000	873,750
Goldcorp, Inc. 2% 8/1/14 (f)	670,000	785,575
Kinross Gold Corp. 1.75% 3/15/28	1,070,000	1,045,176
Newmont Mining Corp.:
1.25% 7/15/14	600,000	775,125
1.625% 7/15/17	1,610,000	2,106,524
3% 2/15/12	500,000	642,850
Placer Dome, Inc. 2.75% 10/15/23	150,000	257,625
		6,604,161
Paper & Forest Products - 0.1%
Rayonier TRS Holdings, Inc. 4.5% 8/15/15 (f)	410,000	467,195
TOTAL MATERIALS		8,979,571
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.0%
Time Warner Telecom, Inc. 2.375% 4/1/26	50,000	54,940
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
Leap Wireless International, Inc. 4.5% 7/15/14	$ 2,940,000	$ 2,469,600
NII Holdings, Inc. 3.125% 6/15/12	60,000	55,200
		2,524,800
TOTAL TELECOMMUNICATION SERVICES		2,579,740
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp.:
2.875% 12/1/24	380,000	441,750
5.5% 6/15/29	170,000	196,571
		638,321
TOTAL CONVERTIBLE BONDS		75,904,295
Nonconvertible Bonds - 1.6%
FINANCIALS - 1.2%
Capital Markets - 0.4%
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	2,777,337
Lehman Brothers Holdings, Inc. 1.0819% (c)(g)	1,000,000	100
		2,777,437
Commercial Banks - 0.6%
Capital One Capital IV 6.745% 2/17/37 (g)	2,000,000	1,620,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	830,353
Wells Fargo Capital XIII 7.7% (g)	2,000,000	1,970,000
		4,420,353
Diversified Financial Services - 0.2%
Goldman Sachs Capital II 5.793% (g)	2,000,000	1,530,000
TOTAL FINANCIALS		8,727,790
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - 0.4%
Multi-Utilities - 0.4%
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	$ 3,000,000	$ 2,730,000
TOTAL NONCONVERTIBLE BONDS		11,457,790
TOTAL CORPORATE BONDS (Cost $87,931,157)		87,362,085
Common Stocks - 65.3%
	Shares
CONSUMER DISCRETIONARY - 6.6%
Auto Components - 0.1%
Tenneco, Inc. (a)	28,642	634,707
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW)	24,127	1,126,932
Diversified Consumer Services - 0.2%
Career Education Corp. (a)	5,600	156,800
Regis Corp.	69,700	1,281,783
		1,438,583
Hotels, Restaurants & Leisure - 0.8%
Brinker International, Inc.	39,300	698,754
Las Vegas Sands Corp. unit	4,270	1,688,870
Starwood Hotels & Resorts Worldwide, Inc.	21,800	1,008,250
WMS Industries, Inc. (a)	27,900	1,292,607
Wyndham Worldwide Corp.	35,400	835,440
		5,523,921
Household Durables - 2.6%
D.R. Horton, Inc.	99,096	1,207,980
KB Home	273,375	3,958,470
La-Z-Boy, Inc. (a)	15,500	183,985
Lennar Corp. Class A	138,100	2,389,130
M/I Homes, Inc. (a)	6,070	71,869
Pulte Group, Inc. (a)	391,735	4,363,928
Ryland Group, Inc.	95,500	1,776,300
Stanley Black & Decker, Inc.	72,961	4,070,494
		18,022,156
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 1.1%
Cablevision Systems Corp. - NY Group Class A	14,700	$ 364,707
The Walt Disney Co.	104,600	3,495,732
Time Warner Cable, Inc.	32,400	1,773,252
Virgin Media, Inc.	143,557	2,319,881
		7,953,572
Multiline Retail - 0.3%
Target Corp.	44,100	2,404,773
Specialty Retail - 0.7%
Advance Auto Parts, Inc.	24,500	1,268,120
Best Buy Co., Inc.	25,700	1,085,825
Group 1 Automotive, Inc. (a)	11,100	315,684
Gymboree Corp. (a)	23,800	1,061,004
OfficeMax, Inc. (a)	6,300	112,329
Staples, Inc.	32,551	700,498
		4,543,460
Textiles, Apparel & Luxury Goods - 0.6%
Polo Ralph Lauren Corp. Class A	25,800	2,240,988
VF Corp.	22,500	1,740,375
		3,981,363
TOTAL CONSUMER DISCRETIONARY		45,629,467
CONSUMER STAPLES - 1.6%
Beverages - 0.3%
Dr Pepper Snapple Group, Inc.	59,600	2,256,456
Food & Staples Retailing - 0.6%
CVS Caremark Corp.	31,200	1,080,456
Kroger Co.	30,500	613,965
Safeway, Inc.	39,000	863,460
Wal-Mart Stores, Inc.	29,200	1,476,352
		4,034,233
Food Products - 0.1%
B&G Foods, Inc. Class A	96,900	1,027,140
Household Products - 0.4%
Procter & Gamble Co.	42,500	2,596,325
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.2%
Avon Products, Inc.	34,400	$ 911,256
USANA Health Sciences, Inc. (a)	5,700	213,465
		1,124,721
TOTAL CONSUMER STAPLES		11,038,875
ENERGY - 6.6%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	46,300	1,765,882
Ensco International Ltd. ADR	39,800	1,488,520
National Oilwell Varco, Inc.	54,700	2,085,711
Pride International, Inc. (a)	53,300	1,320,241
Schlumberger Ltd.	58,560	3,288,144
Transocean Ltd. (a)	9,300	527,961
		10,476,459
Oil, Gas & Consumable Fuels - 5.1%
Cabot Oil & Gas Corp.	80,300	2,785,607
Chesapeake Energy Corp.	68,100	1,521,354
Exxon Mobil Corp.	115,873	7,005,682
Frontier Oil Corp.	30,840	428,984
Marathon Oil Corp.	97,200	3,021,948
Occidental Petroleum Corp.	58,400	4,818,584
Royal Dutch Shell PLC:
Class A sponsored ADR	95,200	4,988,480
Class B ADR (a)	114,500	5,798,280
Southwestern Energy Co. (a)	74,800	2,813,228
Suncor Energy, Inc.	23,704	738,265
Talisman Energy, Inc.	53,300	919,406
		34,839,818
TOTAL ENERGY		45,316,277
FINANCIALS - 28.6%
Capital Markets - 1.3%
Goldman Sachs Group, Inc.	26,900	3,880,594
Morgan Stanley	193,600	5,248,496
		9,129,090
Commercial Banks - 3.4%
BB&T Corp.	55,700	1,684,368
City National Corp.	14,740	850,203
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Huntington Bancshares, Inc.	160,467	$ 988,477
KeyCorp	134,445	1,078,249
PNC Financial Services Group, Inc.	36,624	2,298,156
Regions Financial Corp.	95,300	727,139
Southwest Bancorp, Inc., Oklahoma	19,720	304,871
SunTrust Banks, Inc.	42,700	1,150,765
SVB Financial Group (a)	13,585	609,423
U.S. Bancorp, Delaware	131,800	3,157,928
Wells Fargo & Co.	319,400	9,163,586
Wilmington Trust Corp., Delaware	52,600	793,208
Wilshire Bancorp, Inc.	32,477	330,616
		23,136,989
Consumer Finance - 1.0%
American Express Co.	92,900	3,703,923
Capital One Financial Corp.	51,700	2,135,210
Discover Financial Services	71,300	958,985
		6,798,118
Diversified Financial Services - 4.5%
Bank of America Corp.	1,006,492	15,842,174
Citigroup, Inc. (a)	1,368,691	5,420,016
JPMorgan Chase & Co.	254,378	10,068,281
		31,330,471
Insurance - 1.5%
Assured Guaranty Ltd.	31,900	535,920
Axis Capital Holdings Ltd.	57,100	1,735,840
Delphi Financial Group, Inc. Class A	45,097	1,171,169
Everest Re Group Ltd.	19,800	1,439,064
Lincoln National Corp.	76,094	2,013,447
Unum Group	70,300	1,623,930
XL Capital Ltd. Class A	109,000	1,919,490
		10,438,860
Real Estate Investment Trusts - 15.7%
Acadia Realty Trust (SBI)	112,600	2,014,414
Alexandria Real Estate Equities, Inc.	45,300	2,970,774
Apartment Investment & Management Co. Class A	146,584	3,024,028
Associated Estates Realty Corp.	49,100	673,161
AvalonBay Communities, Inc.	12,375	1,213,493
Boston Properties, Inc.	37,294	2,859,704
Brandywine Realty Trust (SBI)	62,000	718,580
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CBL & Associates Properties, Inc.	294,720	$ 4,211,549
Cedar Shopping Centers, Inc.	54,900	377,163
Corporate Office Properties Trust (SBI)	57,700	2,187,407
DCT Industrial Trust, Inc.	72,000	348,480
Developers Diversified Realty Corp.	18,100	207,064
DiamondRock Hospitality Co.	344,319	3,147,076
Digital Realty Trust, Inc. (e)	65,800	3,744,678
Education Realty Trust, Inc.	267,700	1,702,572
Equity One, Inc.	10,700	183,719
Equity Residential (SBI)	72,445	3,269,443
Essex Property Trust, Inc.	28,500	2,999,055
Extra Space Storage, Inc.	42,600	640,704
HCP, Inc.	132,820	4,231,645
Healthcare Realty Trust, Inc.	56,540	1,296,462
Highwoods Properties, Inc. (SBI)	89,418	2,634,254
Host Hotels & Resorts, Inc.	94,806	1,351,934
Kimco Realty Corp.	88,512	1,265,722
Kite Realty Group Trust	103,234	505,847
Mid-America Apartment Communities, Inc.	59,100	3,228,633
National Health Investors, Inc.	31,300	1,288,934
Omega Healthcare Investors, Inc.	86,000	1,707,960
Plum Creek Timber Co., Inc. (e)	65,314	2,287,296
Post Properties, Inc.	17,100	428,868
Potlatch Corp.	49,930	1,739,561
ProLogis Trust	458,665	5,219,608
Public Storage	87,440	8,104,814
Simon Property Group, Inc.	135,263	11,501,413
SL Green Realty Corp.	78,600	4,895,994
Sun Communities, Inc.	12,300	363,834
Sunstone Hotel Investors, Inc. (a)	279,191	3,079,477
The Macerich Co. (e)	115,751	4,787,461
Ventas, Inc.	124,500	5,845,275
Vornado Realty Trust	77,028	5,983,535
		108,241,591
Real Estate Management & Development - 1.2%
Brookfield Properties Corp.	2,200	31,856
CB Richard Ellis Group, Inc. Class A (a)	407,700	6,453,891
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Forest City Enterprises, Inc. Class A (a)(e)	46,500	$ 616,590
Jones Lang LaSalle, Inc.	20,400	1,522,248
		8,624,585
TOTAL FINANCIALS		197,699,704
HEALTH CARE - 4.3%
Biotechnology - 0.5%
Amgen, Inc. (a)	9,500	491,910
ARIAD Pharmaceuticals, Inc. (a)	101,900	391,296
BioMarin Pharmaceutical, Inc. (a)	18,900	368,928
Genzyme Corp. (a)	6,000	291,900
Keryx Biopharmaceuticals, Inc. (a)	80,700	413,991
NPS Pharmaceuticals, Inc. (a)	30,200	199,018
SIGA Technologies, Inc. (a)	25,400	176,530
United Therapeutics Corp. (a)	10,900	558,298
ZIOPHARM Oncology, Inc. (a)	66,500	335,825
		3,227,696
Health Care Equipment & Supplies - 0.4%
Abiomed, Inc. (a)	31,306	305,234
AGA Medical Holdings, Inc.	22,200	312,132
Cooper Companies, Inc.	17,000	626,620
Edwards Lifesciences Corp. (a)	4,200	212,226
ev3, Inc. (a)	26,100	493,812
Micrus Endovascular Corp. (a)	23,025	397,872
Stryker Corp.	6,300	334,089
Wright Medical Group, Inc. (a)	21,200	348,316
		3,030,301
Health Care Providers & Services - 1.2%
Brookdale Senior Living, Inc. (a)	24,200	425,678
CIGNA Corp.	48,800	1,633,336
Emeritus Corp. (a)	111,151	2,255,254
LHC Group, Inc. (a)	20,500	631,400
Medco Health Solutions, Inc. (a)	39,170	2,258,151
Sunrise Senior Living, Inc. (a)	100,704	430,006
Universal Health Services, Inc. Class B	19,600	830,648
		8,464,473
Life Sciences Tools & Services - 0.3%
Covance, Inc. (a)	9,800	517,048
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
PAREXEL International Corp. (a)	32,300	$ 720,452
PerkinElmer, Inc.	29,500	669,355
		1,906,855
Pharmaceuticals - 1.9%
Ardea Biosciences, Inc. (a)	27,600	690,828
Cadence Pharmaceuticals, Inc. (a)	34,400	272,792
Cardiome Pharma Corp. (a)	23,100	195,913
Johnson & Johnson	10,448	609,118
Merck & Co., Inc.	111,099	3,742,925
Optimer Pharmaceuticals, Inc. (a)	31,000	330,770
Pfizer, Inc.	403,700	6,148,351
Teva Pharmaceutical Industries Ltd. sponsored ADR	22,300	1,222,486
		13,213,183
TOTAL HEALTH CARE		29,842,508
INDUSTRIALS - 5.9%
Aerospace & Defense - 0.9%
Goodrich Corp.	14,900	1,034,060
Precision Castparts Corp.	8,100	945,270
United Technologies Corp.	64,300	4,332,534
		6,311,864
Airlines - 0.3%
AMR Corp. (a)	37,200	285,324
Southwest Airlines Co.	91,600	1,139,504
UAL Corp. (a)	19,000	380,190
		1,805,018
Building Products - 0.9%
Masco Corp.	122,700	1,638,045
Owens Corning (a)	128,100	4,269,573
		5,907,618
Commercial Services & Supplies - 0.1%
Corrections Corp. of America (a)	11,200	222,880
The Geo Group, Inc. (a)	18,200	384,020
		606,900
Construction & Engineering - 0.1%
KBR, Inc.	20,900	459,382
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.4%
EnerSys (a)	14,700	$ 330,750
Regal-Beloit Corp.	45,550	2,746,210
		3,076,960
Industrial Conglomerates - 1.0%
General Electric Co.	431,707	7,058,409
Machinery - 0.9%
Cummins, Inc.	37,294	2,535,246
Danaher Corp.	25,700	2,040,066
SPX Corp.	13,800	815,580
Timken Co.	28,500	820,515
		6,211,407
Marine - 0.0%
Alexander & Baldwin, Inc.	5,200	167,388
Professional Services - 0.2%
Equifax, Inc.	20,400	617,100
Manpower, Inc.	19,100	873,061
		1,490,161
Road & Rail - 1.1%
Con-way, Inc.	20,900	711,018
CSX Corp.	54,800	2,863,300
Union Pacific Corp.	56,800	4,057,224
		7,631,542
TOTAL INDUSTRIALS		40,726,649
INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 0.9%
Adtran, Inc.	67,400	1,848,782
Cisco Systems, Inc. (a)	75,100	1,739,316
Juniper Networks, Inc. (a)	62,400	1,661,088
QUALCOMM, Inc.	35,400	1,258,824
		6,508,010
Computers & Peripherals - 0.7%
Dell, Inc. (a)	115,500	1,539,615
Hewlett-Packard Co.	63,600	2,926,236
		4,465,851
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	28,300	1,199,920
Arrow Electronics, Inc. (a)	69,533	1,896,860
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Avnet, Inc. (a)	73,800	$ 2,119,536
Flextronics International Ltd. (a)	116,200	762,272
Ingram Micro, Inc. Class A (a)	89,650	1,520,464
Itron, Inc. (a)	16,851	1,123,288
Tyco Electronics Ltd.	81,000	2,334,420
		10,956,760
IT Services - 0.1%
Hewitt Associates, Inc. Class A (a)	17,279	643,643
Semiconductors & Semiconductor Equipment - 2.3%
ASML Holding NV (NY Shares)	27,900	788,454
Avago Technologies Ltd.	36,000	743,400
Intel Corp.	145,899	3,125,157
KLA-Tencor Corp.	34,080	1,048,642
Lam Research Corp. (a)	44,900	1,699,914
Marvell Technology Group Ltd. (a)	22,300	423,254
Micron Technology, Inc. (a)	233,000	2,117,970
Omnivision Technologies, Inc. (a)	21,800	420,522
ON Semiconductor Corp. (a)	447,948	3,274,500
Standard Microsystems Corp. (a)	33,547	767,555
Teradyne, Inc. (a)	112,900	1,239,642
		15,649,010
Software - 0.2%
BMC Software, Inc. (a)	19,200	710,592
Oracle Corp.	35,775	807,442
		1,518,034
TOTAL INFORMATION TECHNOLOGY		39,741,308
MATERIALS - 2.9%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	7,700	531,762
Albemarle Corp.	55,956	2,409,465
Celanese Corp. Class A	78,876	2,261,375
CF Industries Holdings, Inc.	4,200	288,078
Clariant AG (Reg.) (a)	60,730	707,605
Dow Chemical Co.	93,900	2,526,849
Solutia, Inc. (a)	102,500	1,552,875
Symrise AG	7,800	158,867
		10,436,876
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.3%
Ball Corp.	12,500	$ 615,625
Owens-Illinois, Inc. (a)	36,900	1,119,177
		1,734,802
Metals & Mining - 0.4%
Carpenter Technology Corp.	21,200	824,892
Freeport-McMoRan Copper & Gold, Inc.	10,607	743,020
Goldcorp, Inc.	12,500	544,921
Newcrest Mining Ltd.	17,805	483,167
Newmont Mining Corp.	9,400	505,908
		3,101,908
Paper & Forest Products - 0.7%
Weyerhaeuser Co.	106,500	4,534,770
TOTAL MATERIALS		19,808,356
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.7%
AboveNet, Inc. (a)	37,588	1,723,786
Cbeyond, Inc. (a)	74,031	1,157,105
China Unicom (Hong Kong) Ltd. sponsored ADR	34,300	416,059
Iliad Group SA	3,652	308,089
Qwest Communications International, Inc.	208,500	1,092,540
		4,697,579
Wireless Telecommunication Services - 0.6%
Leap Wireless International, Inc. (a)	800	13,064
SBA Communications Corp. Class A (a)	25,400	838,962
Sprint Nextel Corp. (a)	686,800	3,523,284
		4,375,310
TOTAL TELECOMMUNICATION SERVICES		9,072,889
UTILITIES - 1.7%
Electric Utilities - 0.7%
American Electric Power Co., Inc.	44,500	1,422,220
Entergy Corp.	27,200	2,041,904
FirstEnergy Corp.	37,400	1,316,854
		4,780,978
Independent Power Producers & Energy Traders - 0.8%
Calpine Corp. (a)	92,200	1,263,140
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Constellation Energy Group, Inc.	69,300	$ 2,451,834
NRG Energy, Inc. (a)	82,500	1,926,375
		5,641,349
Multi-Utilities - 0.2%
Alliant Energy Corp.	51,200	1,645,568
TOTAL UTILITIES		12,067,895
TOTAL COMMON STOCKS (Cost $428,089,395)		450,943,928
Preferred Stocks - 17.9%

Convertible Preferred Stocks - 5.7%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.4%
Ford Motor Co. Capital Trust II 6.50% (a)	57,800	2,632,212
Leisure Equipment & Products - 0.1%
Callaway Golf Co. 7.50%	3,100	414,238
Media - 0.4%
Emmis Communications Corp. Series A, 6.25% (a)	10,100	237,350
Interpublic Group of Companies, Inc. 5.25%	3,344	2,776,690
		3,014,040
TOTAL CONSUMER DISCRETIONARY		6,060,490
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Archer Daniels Midland Co. 6.25%	25,700	923,144
Bunge Ltd. 5.125%	792	381,997
		1,305,141
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
ATP Oil & Gas Corp. 8.00% (f)	7,200	560,736
Chesapeake Energy Corp. 4.50%	20,700	1,630,125
El Paso Corp.:
4.99% (f)	2,000	1,973,640
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
El Paso Corp.: - continued
4.99%	2,284	$ 2,253,897
SandRidge Energy, Inc. 8.50%	5,200	532,116
		6,950,514
FINANCIALS - 2.1%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	14,800	466,200
Commercial Banks - 0.8%
Huntington Bancshares, Inc. 8.50%	886	868,280
KeyCorp Series A, 7.75%	9,000	875,610
Regions Financial Corp. 10.00%	682	1,212,275
Wells Fargo & Co. 7.50%	2,990	2,804,620
		5,760,785
Diversified Financial Services - 1.0%
AMG Capital Trust I 5.10%	5,800	250,850
Bank of America Corp. Series L, 7.25%	1,498	1,385,665
Citigroup, Inc. 7.50%	20,100	2,404,764
Dole Food Automatic Common Exchange Security Trust 7.00% (f)	3,600	34,706
United Rentals Trust I 6.50%	73,363	2,458,394
		6,534,379
Insurance - 0.0%
Hartford Financial Services Group, Inc. Series F 7.25% (a)	6,500	154,375
Real Estate Investment Trusts - 0.1%
FelCor Lodging Trust, Inc. Series A, 1.95% (a)	11,600	237,800
HRPT Properties Trust 6.50%	34,390	634,066
		871,866
Real Estate Management & Development - 0.1%
Grubb & Ellis Co.:
12.00% (f)	2,700	275,400
12.00% (f)	1,000	102,000
		377,400
TOTAL FINANCIALS		14,165,005
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.6%
HealthSouth Corp. Series A 6.50%	2,908	$ 2,523,184
Omnicare Capital Trust II Series B, 4.00%	38,200	1,413,782
		3,936,966
Pharmaceuticals - 0.1%
Mylan, Inc. 6.50%	769	904,536
TOTAL HEALTH CARE		4,841,502
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies Capital Trust I 7.75%	998	743,510
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. 6.25% PIERS	900	49,955
UTILITIES - 0.7%
Electric Utilities - 0.0%
FPL Group, Inc. 8.375%	1,100	53,779
Great Plains Energy, Inc. 12.00%	3,300	198,495
		252,274
Multi-Utilities - 0.7%
CMS Energy Corp. 4.50%	60,000	4,920,000
TOTAL UTILITIES		5,172,274
TOTAL CONVERTIBLE PREFERRED STOCKS		39,288,391
Nonconvertible Preferred Stocks - 12.2%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
CBS Corp. 6.75%	40,000	919,600
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
H.J. Heinz Finance Co. 8.00% (f)	28	2,912,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - 6.6%
Capital Markets - 1.9%
BNY Capital V 5.95%	115,000	$ 2,726,650
Deutsche Bank Contingent Capital Trust II 6.55%	140,000	2,826,600
Goldman Sachs Group, Inc.:
Series C, 4.9931%	40,000	814,400
Series D, 4.00%	200,000	3,736,000
Morgan Stanley Capital I Trust 6.60%	120,000	2,614,800
		12,718,450
Commercial Banks - 1.6%
Barclays Bank PLC Series 2	40,000	804,800
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	3,225,000
Keycorp Capital IX 6.75%	6,882	153,125
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	495,200
Santander Finance Preferred SA Unipersonal:
4.00%	40,000	608,000
6.50%	40,000	792,400
6.80%	160,000	3,280,000
USB Capital XII 6.30%	80,000	1,837,600
		11,196,125
Consumer Finance - 0.0%
SLM Corp. 4.07%	1,200	57,648
Diversified Financial Services - 0.9%
Bank of America Corp.:
Series D, 6.204%	20,000	385,400
Series H, 8.20%	56,015	1,380,770
Deutsche Bank Capital Funding Trust VIII 6.375%	20,000	401,000
General Electric Capital Corp. 6.05%	40,000	990,800
GMAC, Inc. 7.00% (f)	3,000	2,265,000
RBS Capital Funding Trust V Series E 5.90%	20,000	247,800
RBS Capital Funding Trust VII Series G 6.08%	40,400	496,920
		6,167,690
Insurance - 0.1%
MetLife, Inc. Series A, 4.39%	40,000	884,800
Real Estate Investment Trusts - 1.6%
Apartment Investment & Management Co. Series V, 8.00%	79,000	1,861,240
CBL & Associates Properties, Inc. 7.375%	49,500	1,036,035
Hospitality Properties Trust:
Series B, 8.875%	125,000	3,163,750
Series C, 7.00%	100,000	2,120,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	$ 506,800
Public Storage Series M, 6.625%	50,000	1,202,000
Vornado Realty Trust Series E, 7.00%	40,000	931,200
		10,821,025
Thrifts & Mortgage Finance - 0.5%
Fannie Mae:
Series E, 5.10% (a)	27,562	39,965
Series H, 5.81% (a)	71,200	116,056
Series I, 5.375% (a)	5,000	8,900
Series L, 5.125% (a)	140,900	205,714
Series N, 5.50% (a)	92,650	137,122
Series O, 7.00% (a)	42,200	51,062
Series R, 7.65% (a)	40,000	37,200
Series T, 8.25% (a)	40,000	36,800
Freddie Mac:
Series F, 5.00% (a)	68,500	94,530
Series H, 5.10% (a)	10,300	15,038
Series K, 5.79% (a)	25,200	36,540
Series O, 5.81% (a)	19,500	29,250
Series R, 5.70% (a)	117,000	179,010
Series S, 4.00% (a)	10,000	15,400
Series U, 5.90% (a)	40,000	30,400
Series V, 5.57% (a)	566,000	503,740
Series W, 5.66% (a)	161,600	138,976
Santander Holdings USA, Inc. Series C 7.30%	80,000	1,842,400
		3,518,103
TOTAL FINANCIALS		45,363,841
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	861,300
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc. 6.375%	161,800	4,239,160
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - 4.3%
Electric Utilities - 3.7%
Alabama Power Co.:
4.60%	2,000	$ 160,000
5.625%	137,300	3,278,038
6.45%	80,000	2,067,504
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	950,000
Duquesne Light Co. 6.50%	66,050	3,038,300
FPL Group Capital Trust I 5.875%	20,000	507,000
FPL Group Capital, Inc. Series E, 7.45%	60,000	1,591,200
Mid-American Energy Co. 4.40%	5,000	392,188
Pacific Gas & Electric Co.:
Series B, 5.50%	61,900	1,482,505
Series D 5.00%	69,200	1,501,640
PPL Electric Utilities Corp. 6.25%	190,000	4,589,697
Southern California Edison Co.:
6.125%	35,000	3,228,750
Series C:
4.24%	34,600	674,700
6.00%	20,000	1,835,000
Series D, 4.32%	15,000	285,750
		25,582,272
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	297,600
Multi-Utilities - 0.6%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	25,205	2,220,813
San Diego Gas & Electric Co. 1.70%	67,548	1,712,342
		3,933,155
TOTAL UTILITIES		29,813,027
TOTAL NONCONVERTIBLE PREFERRED STOCKS		84,108,928
TOTAL PREFERRED STOCKS (Cost $177,697,391)		123,397,319
Preferred Securities - 1.0%
	Principal Amount	Value
FINANCIALS - 1.0%
Commercial Banks - 0.4%
PNC Preferred Funding Trust I 6.517% (f)(g)	$ 3,000,000	$ 2,381,440
SunTrust Preferred Capital I 5.853% (g)	168,000	120,458
		2,501,898
Diversified Financial Services - 0.6%
JPMorgan Chase & Co. 7.9% (g)	4,000,000	4,178,262
TOTAL PREFERRED SECURITIES (Cost $6,756,389)		6,680,160
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.23% (h)	19,700,610	19,700,610
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(h)	3,779,088	3,779,088
TOTAL MONEY MARKET FUNDS (Cost $23,479,698)		23,479,698
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $723,954,030)		691,863,190
NET OTHER ASSETS - (0.2)%		(1,620,953)
NET ASSETS - 100%		$ 690,242,237
Security Type Abbreviations
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,806,289 or 4.6% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,534
Fidelity Securities Lending Cash Central Fund	8,913
Total	$ 20,447
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 52,609,557	$ 45,097,547	$ 7,512,010	$ -
Consumer Staples	15,256,016	11,038,875	4,217,141	-
Energy	52,266,791	45,316,277	6,950,514	-
Financials	257,228,550	241,561,809	15,666,741	-
Health Care	34,684,010	29,842,508	4,841,502	-
Industrials	40,726,649	40,726,649	-	-
Information Technology	40,484,818	39,741,308	743,510	-
Materials	20,669,656	20,669,656	-	-
Telecommunication Services	13,362,004	13,312,049	49,955	-
Utilities	47,053,196	22,341,445	24,711,751	-
Corporate Bonds	87,362,085	-	87,361,985	100
Preferred Securities	6,680,160	-	6,680,160	-
Money Market Funds	23,479,698	23,479,698	-	-
Total Investments in Securities:	$ 691,863,190	$ 533,127,821	$ 158,735,269	$ 100
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 100
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 100
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ -
Other Information - continued

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	1.4%
BBB	4.2%
BB	2.1%
B	2.4%
CCC,CC,C	1.0%
Not Rated	2.5%
Equities	83.2%
Short-Term Investments and Net Other Assets	3.2%
100.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $281,780,088 of which $132,429,856 and $149,350,232 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,642,008) - See accompanying schedule: Unaffiliated issuers (cost $700,474,332)	$ 668,383,492
Fidelity Central Funds (cost $23,479,698)	23,479,698
Total Investments (cost $723,954,030)		$ 691,863,190
Receivable for investments sold		4,386,764
Receivable for fund shares sold		1,164,304
Dividends receivable		1,096,385
Interest receivable		780,219
Distributions receivable from Fidelity Central Funds		7,389
Prepaid expenses		399
Other receivables		7,282
Total assets		699,305,932

Liabilities
Payable for investments purchased	$ 3,063,564
Payable for fund shares redeemed	1,598,981
Accrued management fee	329,838
Distribution fees payable	90,133
Other affiliated payables	164,207
Other payables and accrued expenses	37,884
Collateral on securities loaned, at value	3,779,088
Total liabilities		9,063,695

Net Assets		$ 690,242,237
Net Assets consist of:
Paid in capital		$ 978,225,300
Undistributed net investment income		2,157,455
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(258,049,182)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(32,091,336)
Net Assets		$ 690,242,237

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($75,261,971 ÷ 7,748,593 shares)	$ 9.71

Maximum offering price per share (100/94.25 of $9.71)	$ 10.30
Class T: Net Asset Value and redemption price per share ($60,771,071 ÷ 6,261,588 shares)	$ 9.71

Maximum offering price per share (100/96.50 of $9.71)	$ 10.06
Class B: Net Asset Value and offering price per share ($16,068,609 ÷ 1,659,670 shares)A	$ 9.68

Class C: Net Asset Value and offering price per share ($39,910,174 ÷ 4,118,025 shares)A	$ 9.69

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($480,936,808 ÷ 49,334,465 shares)	$ 9.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($17,293,604 ÷ 1,776,057 shares)	$ 9.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 8,219,600
Interest		1,888,685
Income from Fidelity Central Funds		20,447
Total income		10,128,732

Expenses
Management fee	$ 1,933,145
Transfer agent fees	836,237
Distribution fees	544,599
Accounting and security lending fees	127,882
Custodian fees and expenses	22,521
Independent trustees' compensation	1,131
Registration fees	69,941
Audit	31,868
Legal	1,592
Miscellaneous	4,193
Total expenses before reductions	3,573,109
Expense reductions	(20,871)	3,552,238
Net investment income (loss)		6,576,494
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	49,809,097
Foreign currency transactions	3,719
Capital gain distribution from Fidelity Central Funds	268
Total net realized gain (loss)		49,813,084
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,103,788)
Assets and liabilities in foreign currencies	(433)
Total change in net unrealized appreciation (depreciation)		(8,104,221)
Net gain (loss)		41,708,863
Net increase (decrease) in net assets resulting from operations		$ 48,285,357

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,576,494	$ 18,271,138
Net realized gain (loss)	49,813,084	(96,063,834)
Change in net unrealized appreciation (depreciation)	(8,104,221)	255,363,399
Net increase (decrease) in net assets resulting from operations	48,285,357	177,570,703
Distributions to shareholders from net investment income	(7,692,199)	(17,557,434)
Share transactions - net increase (decrease)	(1,881,313)	(106,204,695)
Total increase (decrease) in net assets	38,711,845	53,808,574

Net Assets
Beginning of period	651,530,392	597,721,818
End of period (including undistributed net investment income of $2,157,455 and undistributed net investment income of $3,273,160, respectively)	$ 690,242,237	$ 651,530,392

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 6.87	$ 13.28	$ 13.66	$ 12.18	$ 11.09
Income from Investment Operations
Net investment income (loss) E	.09	.23	.23	.20	.19	.18
Net realized and unrealized gain (loss)	.59	2.25	(5.77)	.28	1.61	1.10
Total from investment operations	.68	2.48	(5.54)	.48	1.80	1.28
Distributions from net investment income	(.10)	(.22)	(.26)	(.20)	(.19)	(.19)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)	-
Total distributions	(.10)	(.22)	(.87)	(.86)	(.32)	(.19)
Net asset value, end of period	$ 9.71	$ 9.13	$ 6.87	$ 13.28	$ 13.66	$ 12.18
Total Return B, C, D	7.46%	37.12%	(44.44)%	3.59%	15.01%	11.63%
Ratios to Average Net Assets F, H
Expenses before reductions	1.17% A	1.21%	1.11%	1.10%	1.14%	1.16%
Expenses net of fee waivers, if any	1.17% A	1.21%	1.11%	1.10%	1.14%	1.16%
Expenses net of all reductions	1.16% A	1.21%	1.11%	1.09%	1.14%	1.13%
Net investment income (loss)	1.76% A	3.08%	2.05%	1.49%	1.52%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,262	$ 74,580	$ 70,691	$ 166,554	$ 70,083	$ 38,886
Portfolio turnover rate G	84% A	100%	114%	90%	125%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 6.87	$ 13.26	$ 13.64	$ 12.17	$ 11.08
Income from Investment Operations
Net investment income (loss) E	.08	.21	.20	.17	.17	.16
Net realized and unrealized gain (loss)	.60	2.25	(5.75)	.27	1.59	1.09
Total from investment operations	.68	2.46	(5.55)	.44	1.76	1.25
Distributions from net investment income	(.09)	(.21)	(.23)	(.16)	(.16)	(.16)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)	-
Total distributions	(.09)	(.21)	(.84)	(.82)	(.29)	(.16)
Net asset value, end of period	$ 9.71	$ 9.12	$ 6.87	$ 13.26	$ 13.64	$ 12.17
Total Return B, C, D	7.47%	36.63%	(44.51)%	3.34%	14.70%	11.43%
Ratios to Average Net Assets F, H
Expenses before reductions	1.39% A	1.45%	1.35%	1.32%	1.35%	1.38%
Expenses net of fee waivers, if any	1.39% A	1.45%	1.35%	1.32%	1.35%	1.38%
Expenses net of all reductions	1.38% A	1.45%	1.35%	1.32%	1.35%	1.35%
Net investment income (loss)	1.54% A	2.84%	1.81%	1.27%	1.31%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,771	$ 60,134	$ 58,677	$ 158,962	$ 119,834	$ 79,920
Portfolio turnover rate G	84% A	100%	114%	90%	125%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.10	$ 6.85	$ 13.23	$ 13.61	$ 12.14	$ 11.06
Income from Investment Operations
Net investment income (loss) E	.05	.17	.14	.09	.09	.09
Net realized and unrealized gain (loss)	.59	2.25	(5.75)	.28	1.59	1.09
Total from investment operations	.64	2.42	(5.61)	.37	1.68	1.18
Distributions from net investment income	(.06)	(.17)	(.16)	(.09)	(.08)	(.10)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)	-
Total distributions	(.06)	(.17)	(.77)	(.75)	(.21)	(.10)
Net asset value, end of period	$ 9.68	$ 9.10	$ 6.85	$ 13.23	$ 13.61	$ 12.14
Total Return B, C, D	7.06%	36.06%	(44.88)%	2.79%	14.05%	10.73%
Ratios to Average Net Assets F, H
Expenses before reductions	1.95% A	1.98%	1.92%	1.91%	1.96%	1.96%
Expenses net of fee waivers, if any	1.95% A	1.98%	1.92%	1.91%	1.96%	1.95%
Expenses net of all reductions	1.95% A	1.98%	1.91%	1.91%	1.96%	1.93%
Net investment income (loss)	.98% A	2.31%	1.25%	.67%	.70%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,069	$ 16,098	$ 15,375	$ 37,288	$ 23,992	$ 19,744
Portfolio turnover rate G	84% A	100%	114%	90%	125%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 6.85	$ 13.23	$ 13.61	$ 12.15	$ 11.06
Income from Investment Operations
Net investment income (loss) E	.05	.18	.14	.10	.10	.10
Net realized and unrealized gain (loss)	.60	2.25	(5.75)	.27	1.58	1.09
Total from investment operations	.65	2.43	(5.61)	.37	1.68	1.19
Distributions from net investment income	(.07)	(.17)	(.16)	(.09)	(.09)	(.10)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)	-
Total distributions	(.07)	(.17)	(.77)	(.75)	(.22)	(.10)
Net asset value, end of period	$ 9.69	$ 9.11	$ 6.85	$ 13.23	$ 13.61	$ 12.15
Total Return B, C, D	7.07%	36.15%	(44.87)%	2.84%	14.05%	10.85%
Ratios to Average Net Assets F, H
Expenses before reductions	1.92% A	1.96%	1.88%	1.85%	1.89%	1.90%
Expenses net of fee waivers, if any	1.92% A	1.96%	1.88%	1.85%	1.89%	1.90%
Expenses net of all reductions	1.91% A	1.96%	1.88%	1.85%	1.88%	1.87%
Net investment income (loss)	1.01% A	2.33%	1.29%	.74%	.78%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,910	$ 39,920	$ 42,499	$ 106,122	$ 75,301	$ 49,713
Portfolio turnover rate G	84% A	100%	114%	90%	125%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Dividend and Income

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 6.90	$ 13.33	$ 13.70	$ 12.22	$ 11.11
Income from Investment Operations
Net investment income (loss) D	.10	.26	.26	.25	.24	.22
Net realized and unrealized gain (loss)	.61	2.25	(5.78)	.27	1.60	1.11
Total from investment operations	.71	2.51	(5.52)	.52	1.84	1.33
Distributions from net investment income	(.12)	(.25)	(.30)	(.23)	(.23)	(.22)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)	-
Total distributions	(.12)	(.25)	(.91)	(.89)	(.36)	(.22)
Net asset value, end of period	$ 9.75	$ 9.16	$ 6.90	$ 13.33	$ 13.70	$ 12.22
Total Return B, C	7.72%	37.37%	(44.24)%	3.92%	15.33%	12.08%
Ratios to Average Net Assets E, G
Expenses before reductions	.86% A	.93%	.81%	.79%	.80%	.82%
Expenses net of fee waivers, if any	.86% A	.93%	.81%	.79%	.80%	.82%
Expenses net of all reductions	.85% A	.92%	.81%	.78%	.79%	.79%
Net investment income (loss)	2.07% A	3.36%	2.35%	1.80%	1.87%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 480,937	$ 444,401	$ 392,340	$ 1,172,143	$ 1,075,348	$ 798,113
Portfolio turnover rate F	84% A	100%	114%	90%	125%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.15	$ 6.89	$ 13.31	$ 13.68	$ 12.21	$ 11.11
Income from Investment Operations
Net investment income (loss) D	.10	.25	.26	.24	.23	.22
Net realized and unrealized gain (loss)	.61	2.26	(5.77)	.28	1.59	1.10
Total from investment operations	.71	2.51	(5.51)	.52	1.82	1.32
Distributions from net investment income	(.12)	(.25)	(.30)	(.23)	(.22)	(.22)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)	-
Total distributions	(.12)	(.25)	(.91)	(.89)	(.35)	(.22)
Net asset value, end of period	$ 9.74	$ 9.15	$ 6.89	$ 13.31	$ 13.68	$ 12.21
Total Return B, C	7.73%	37.44%	(44.23)%	3.94%	15.24%	11.98%
Ratios to Average Net Assets E, G
Expenses before reductions	.84% A	.91%	.83%	.81%	.82%	.83%
Expenses net of fee waivers, if any	.84% A	.91%	.83%	.81%	.82%	.83%
Expenses net of all reductions	.83% A	.91%	.83%	.80%	.82%	.81%
Net investment income (loss)	2.09% A	3.38%	2.34%	1.78%	1.84%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,294	$ 16,397	$ 18,141	$ 36,369	$ 13,771	$ 9,798
Portfolio turnover rate F	84% A	100%	114%	90%	125%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Dividend and Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 61,600,472
Gross unrealized depreciation	(109,317,685)
Net unrealized appreciation (depreciation)	$ (47,717,213)

Tax cost	$ 739,580,403

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $280,025,793 and $298,248,535, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 96,753	$ 588
Class T	.25%	.25%	156,982	-
Class B	.75%	.25%	83,627	62,823
Class C	.75%	.25%	207,237	18,427
			$ 544,599	$ 81,838

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,149
Class T	5,829
Class B*	18,268
Class C*	2,012
$ 40,258

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 109,465.28
Class T	81,058.26
Class B	26,825.32
Class C	58,685.28
Strategic Dividend and Income	542,615.23
Institutional Class	17,589.21
	$ 836,237

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,276 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,346 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $8,913.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $20,871 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Class A	$ 808,854	$ 1,975,781
Class T	593,100	1,498,984
Class B	108,494	333,700
Class C	277,528	833,995
Strategic Dividend and Income	5,698,748	12,390,826
Institutional Class	205,475	524,148
Total	$ 7,692,199	$ 17,557,434

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	825,085	1,456,773	$ 8,182,553	$ 11,169,980
Reinvestment of distributions	72,378	242,636	710,601	1,717,704
Shares redeemed	(1,318,766)	(3,819,463)	(12,914,011)	(27,537,301)
Net increase (decrease)	(421,303)	(2,120,054)	$ (4,020,857)	$ (14,649,617)
Class T
Shares sold	345,317	689,440	$ 3,363,897	$ 4,953,988
Reinvestment of distributions	53,664	187,994	526,684	1,326,850
Shares redeemed	(729,129)	(2,832,833)	(7,116,007)	(20,002,560)
Net increase (decrease)	(330,148)	(1,955,399)	$ (3,225,426)	$ (13,721,722)
Class B
Shares sold	96,205	230,872	$ 941,892	$ 1,641,555
Reinvestment of distributions	9,510	40,129	93,163	280,676
Shares redeemed	(215,186)	(746,386)	(2,102,065)	(5,395,642)
Net increase (decrease)	(109,471)	(475,385)	$ (1,067,010)	$ (3,473,411)
Class C
Shares sold	333,862	529,694	$ 3,281,514	$ 4,019,278
Reinvestment of distributions	23,112	95,880	226,702	670,764
Shares redeemed	(621,664)	(2,444,886)	(6,070,745)	(17,406,771)
Net increase (decrease)	(264,690)	(1,819,312)	$ (2,562,529)	$ (12,716,729)
Strategic Dividend and Income
Shares sold	7,452,385	7,446,408	$ 74,292,184	$ 61,455,928
Reinvestment of distributions	507,111	1,520,981	5,001,955	10,836,576
Shares redeemed	(7,127,418)	(17,361,200)	(70,175,849)	(128,136,969)
Net increase (decrease)	832,078	(8,393,811)	$ 9,118,290	$ (55,844,465)
Institutional Class
Shares sold	205,765	300,201	$ 2,022,949	$ 2,210,457
Reinvestment of distributions	15,556	50,635	153,178	360,319
Shares redeemed	(237,146)	(1,193,036)	(2,299,908)	(8,369,527)
Net increase (decrease)	(15,825)	(842,200)	$ (123,781)	$ (5,798,751)

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SDI-USAN-0710
1.802526.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Strategic Dividend & Income

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

May 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic
Dividend & Income® Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	1.17%
Actual		$ 1,000.00	$ 1,074.60	$ 6.05
Hypothetical A		$ 1,000.00	$ 1,019.10	$ 5.89
Class T	1.39%
Actual		$ 1,000.00	$ 1,074.70	$ 7.19
Hypothetical A		$ 1,000.00	$ 1,018.00	$ 6.99
Class B	1.95%
Actual		$ 1,000.00	$ 1,070.60	$ 10.07
Hypothetical A		$ 1,000.00	$ 1,015.21	$ 9.80
Class C	1.92%
Actual		$ 1,000.00	$ 1,070.70	$ 9.91
Hypothetical A		$ 1,000.00	$ 1,015.36	$ 9.65
Strategic Dividend and Income	.86%
Actual		$ 1,000.00	$ 1,077.20	$ 4.45
Hypothetical A		$ 1,000.00	$ 1,020.64	$ 4.33
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,077.30	$ 4.35
Hypothetical A		$ 1,000.00	$ 1,020.74	$ 4.23

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2010
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp.	2.3	2.2
Simon Property Group, Inc.	1.7	1.3
JPMorgan Chase & Co.	1.4	1.8
Wells Fargo & Co.	1.3	1.2
Public Storage	1.2	0.6
General Electric Co.	1.0	0.0
Exxon Mobil Corp.	1.0	0.0
CB Richard Ellis Group, Inc. Class A	0.9	0.7
Pfizer, Inc.	0.9	1.4
Vornado Realty Trust	0.9	0.6
	12.6
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	40.3	38.1
Consumer Discretionary	8.6	9.3
Information Technology	8.5	9.6
Energy	8.3	9.9
Health Care	7.8	8.6
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Common Stocks 65.3%		Common Stocks 65.7%
	Preferred Stocks 17.9%		Preferred Stocks 18.1%
	Convertible Bonds 11.0%		Convertible Bonds 12.4%
	Other Investments 2.6%		Other Investments 2.8%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 1.0%
* Foreign investments	6.3%	** Foreign investments	7.4%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 12.6%
	Principal Amount	Value
Convertible Bonds - 11.0%
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.0%
ArvinMeritor, Inc. 4% 2/15/27	$ 60,000	$ 48,600
BorgWarner, Inc. 3.5% 4/15/12	40,000	51,256
TRW Automotive, Inc. 3.5% 12/1/15 (f)	60,000	72,570
		172,426
Automobiles - 0.0%
Ford Motor Co. 4.25% 11/15/16	40,000	56,244
Hotels, Restaurants & Leisure - 0.0%
Gaylord Entertainment Co. 3.75% 10/1/14 (f)	40,000	46,100
International Game Technology 3.25% 5/1/14 (f)	40,000	47,975
MGM Mirage, Inc. 4.25% 4/15/15 (f)	100,000	92,188
Wyndham Worldwide Corp. 3.5% 5/1/12	80,000	150,744
		337,007
Household Durables - 0.1%
Newell Rubbermaid, Inc. 5.5% 3/15/14	210,000	427,350
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 7% 4/1/17 (f)	50,000	52,150
Media - 0.0%
Virgin Media, Inc. 6.5% 11/15/16	190,000	215,688
Specialty Retail - 0.8%
Group 1 Automotive, Inc.:
2.25% 6/15/36 (d)	1,050,000	857,535
3% 3/15/20 (f)	585,000	534,222
RadioShack Corp. 2.5% 8/1/13 (f)	2,240,000	2,452,800
Sonic Automotive, Inc. 5% 10/1/29	1,460,000	1,509,932
		5,354,489
TOTAL CONSUMER DISCRETIONARY		6,615,354
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Molson Coors Brewing Co. 2.5% 7/30/13	760,000	806,740
Food & Staples Retailing - 0.4%
Rite Aid Corp. 8.5% 5/15/15	2,740,000	2,510,525
Food Products - 0.0%
Tyson Foods, Inc. 3.25% 10/15/13	50,000	59,563
TOTAL CONSUMER STAPLES		3,376,828
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
ENERGY - 0.7%
Energy Equipment & Services - 0.2%
Exterran Holdings, Inc. 4.25% 6/15/14	$ 930,000	$ 1,179,054
Oil States International, Inc. 2.375% 7/1/25	180,000	240,750
		1,419,804
Oil, Gas & Consumable Fuels - 0.5%
Alpha Natural Resources, Inc. 2.375% 4/15/15	380,000	380,608
Chesapeake Energy Corp.:
2.5% 5/15/37	660,000	529,914
2.75% 11/15/35	120,000	107,076
James River Coal Co. 4.5% 12/1/15 (f)	110,000	100,826
Massey Energy Co. 3.25% 8/1/15	190,000	156,845
Peabody Energy Corp. 4.75% 12/15/66	480,000	481,200
Pioneer Natural Resources Co. 2.875% 1/15/38	630,000	752,063
Quicksilver Resources, Inc. 1.875% 11/1/24	520,000	534,248
Western Refining, Inc. 5.75% 6/15/14	270,000	206,793
		3,249,573
TOTAL ENERGY		4,669,377
FINANCIALS - 0.8%
Capital Markets - 0.1%
Janus Capital Group, Inc. 3.25% 7/15/14	50,000	54,135
Jefferies Group, Inc. 3.875% 11/1/29	550,000	529,210
Penson Worldwide, Inc. 8% 6/1/14 (f)	350,000	347,060
		930,405
Diversified Financial Services - 0.4%
KKR Financial Holdings LLC 7.5% 1/15/17	240,000	297,192
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	2,590,000	2,486,400
		2,783,592
Real Estate Investment Trusts - 0.2%
Alexandria Real Estate Equities, Inc.:
3.7% 1/15/27 (f)	440,000	430,232
8% 4/15/29 (f)	190,000	327,737
Health Care REIT, Inc. 4.75% 12/1/26	460,000	491,338
Ventas, Inc. 3.875% 11/15/11 (f)	140,000	160,300
		1,409,607
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
The PMI Group, Inc. 4.5% 4/15/20	$ 400,000	$ 346,750
TOTAL FINANCIALS		5,470,354
HEALTH CARE - 2.8%
Biotechnology - 0.5%
Amgen, Inc.:
0.125% 2/1/11	760,000	748,125
0.375% 2/1/13	850,000	838,313
BioMarin Pharmaceutical, Inc. 1.875% 4/23/17	420,000	456,036
Cephalon, Inc.:
2% 6/1/15	500,000	663,150
2.5% 5/1/14	370,000	393,606
Gilead Sciences, Inc.:
0.5% 5/1/11	90,000	94,815
0.625% 5/1/13	350,000	388,885
Incyte Corp. 4.75% 10/1/15 (f)	170,000	287,470
		3,870,400
Health Care Equipment & Supplies - 0.6%
Hologic, Inc. 2% 12/15/37 (d)	60,000	51,225
Invacare Corp. 4.125% 2/1/27	40,000	44,575
Inverness Medical Innovations, Inc.:
3% 5/15/16 (f)	4,000,000	3,960,000
3% 5/15/16	50,000	49,500
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)	40,000	40,956
Medtronic, Inc.:
1.5% 4/15/11	50,000	49,740
1.625% 4/15/13	100,000	101,810
		4,297,806
Health Care Providers & Services - 0.6%
Chemed Corp. 1.875% 5/15/14	80,000	74,064
Health Management Associates, Inc. 3.75% 5/1/28 (f)	730,000	838,113
Laboratory Corp. of America Holdings 0% 9/11/21	1,880,000	1,904,440
LifePoint Hospitals, Inc. 3.5% 5/15/14	1,120,000	1,112,272
Lincare Holdings, Inc. 2.75% 11/1/37	50,000	57,200
		3,986,089
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Life Sciences Tools & Services - 0.5%
Charles River Laboratories International, Inc. 2.25% 6/15/13	$ 170,000	$ 161,092
Invitrogen Corp.:
1.5% 2/15/24	1,350,000	1,513,755
2% 8/1/23	430,000	630,939
3.25% 6/15/25	1,060,000	1,212,428
		3,518,214
Pharmaceuticals - 0.6%
Biovail Corp. 5.375% 8/1/14	2,530,000	3,008,423
Mylan, Inc.:
1.25% 3/15/12	430,000	447,157
3.75% 9/15/15	340,000	538,475
		3,994,055
TOTAL HEALTH CARE		19,666,564
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 2.75% 9/15/11	490,000	482,956
Airlines - 0.1%
AirTran Holdings, Inc. 5.25% 11/1/16	50,000	57,625
AMR Corp. 6.25% 10/15/14	50,000	52,440
Continental Airlines, Inc. 4.5% 1/15/15	40,000	49,800
JetBlue Airways Corp.:
Series C 6.75% 10/15/39	30,000	45,267
Series D 6.75% 10/15/39	30,000	46,374
		251,506
Building Products - 0.0%
Trex Co., Inc. 6% 7/1/12	10,000	12,349
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 6/1/14 (f)	1,510,000	1,536,274
Construction & Engineering - 0.2%
Fluor Corp. 1.5% 2/15/24	30,000	50,550
MasTec, Inc. 4.25% 12/15/14 (f)	1,520,000	1,558,000
		1,608,550
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - 0.1%
General Cable Corp.:
0.875% 11/15/13	$ 60,000	$ 53,850
4.5% 11/15/29 (d)	53,000	55,899
SunPower Corp. 4.5% 3/15/15 (f)	300,000	239,160
		348,909
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13	60,000	101,532
Machinery - 0.2%
Actuant Corp. 2% 11/15/23	120,000	131,064
AGCO Corp. 1.25% 12/15/36	50,000	47,440
Barnes Group, Inc.:
3.375% 3/15/27	220,000	202,675
3.75% 8/1/25	190,000	197,363
Danaher Corp. 0% 1/22/21	270,000	311,175
Navistar International Corp. 3% 10/15/14	50,000	61,925
Terex Corp. 4% 6/1/15	30,000	45,111
Titan International, Inc. 5.625% 1/15/17 (f)	430,000	539,134
		1,535,887
Road & Rail - 0.0%
Hertz Global Holdings, Inc. 5.25% 6/1/14	40,000	61,524
Trading Companies & Distributors - 0.0%
United Rentals, Inc. 4% 11/15/15	40,000	50,225
WESCO International, Inc. 6% 9/15/29	29,000	44,335
		94,560
TOTAL INDUSTRIALS		6,034,047
INFORMATION TECHNOLOGY - 2.6%
Communications Equipment - 0.6%
CommScope, Inc. 3.25% 7/1/15	2,730,000	3,295,110
L-3 Communications Corp. 3% 8/1/35	50,000	50,563
Lucent Technologies, Inc. 2.875% 6/15/25	60,000	49,650
Powerwave Technologies, Inc.:
1.875% 11/15/24	720,000	633,150
3.875% 10/1/27	220,000	161,425
		4,189,898
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.4%
EMC Corp.:
1.75% 12/1/11	$ 960,000	$ 1,179,696
1.75% 12/1/13	1,340,000	1,707,663
Maxtor Corp. 2.375% 8/15/12	50,000	52,285
		2,939,644
Electronic Equipment & Components - 0.1%
Anixter International, Inc.:
0% 7/7/33	80,000	56,950
1% 2/15/13	60,000	57,413
Itron, Inc. 2.5% 8/1/26	50,000	57,125
SYNNEX Corp. 4% 5/15/18 (f)	50,000	55,615
TTM Technologies, Inc. 3.25% 5/15/15	60,000	58,746
		285,849
Internet Software & Services - 0.2%
Equinix, Inc. 4.75% 6/15/16	790,000	1,016,888
VeriSign, Inc. 3.25% 8/15/37	570,000	534,375
		1,551,263
IT Services - 0.3%
CACI International, Inc. 2.125% 5/1/14	1,480,000	1,481,924
Convergys Corp. 5.75% 9/15/29	200,000	236,620
CSG Systems International, Inc. 3% 3/1/17 (f)	200,000	204,180
		1,922,724
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc. 6% 5/1/15	60,000	57,978
Amkor Technology, Inc. 6% 4/15/14	20,000	48,038
Intel Corp.:
2.95% 12/15/35	720,000	708,300
3.25% 8/1/39 (f)	1,000,000	1,198,850
Linear Technology Corp. 3% 5/1/27	110,000	109,456
Microchip Technology, Inc. 2.125% 12/15/37	510,000	498,525
Micron Technology, Inc.:
1.875% 6/1/14	60,000	53,325
4.25% 10/15/13	140,000	267,925
		2,942,397
Software - 0.6%
Informatica Corp. 3% 3/15/26	560,000	741,104
Nuance Communications, Inc. 2.75% 8/15/27	480,000	524,400
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - continued
Rovi Corp. 2.625% 2/15/40 (f)	$ 100,000	$ 100,070
Symantec Corp.:
0.75% 6/15/11	940,000	930,130
1% 6/15/13	1,720,000	1,746,660
		4,042,364
TOTAL INFORMATION TECHNOLOGY		17,874,139
MATERIALS - 1.3%
Chemicals - 0.2%
Ferro Corp. 6.5% 8/15/13	1,220,000	1,180,350
Construction Materials - 0.0%
Cemex SA de CV 4.875% 3/15/15 (f)	50,000	52,435
Containers & Packaging - 0.1%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (f)	700,000	675,430
Metals & Mining - 0.9%
Allegheny Technologies, Inc. 4.25% 6/1/14	80,000	117,536
AngloGold Ashanti Holdings Finance PLC 3.5% 5/22/14 (f)	750,000	873,750
Goldcorp, Inc. 2% 8/1/14 (f)	670,000	785,575
Kinross Gold Corp. 1.75% 3/15/28	1,070,000	1,045,176
Newmont Mining Corp.:
1.25% 7/15/14	600,000	775,125
1.625% 7/15/17	1,610,000	2,106,524
3% 2/15/12	500,000	642,850
Placer Dome, Inc. 2.75% 10/15/23	150,000	257,625
		6,604,161
Paper & Forest Products - 0.1%
Rayonier TRS Holdings, Inc. 4.5% 8/15/15 (f)	410,000	467,195
TOTAL MATERIALS		8,979,571
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.0%
Time Warner Telecom, Inc. 2.375% 4/1/26	50,000	54,940
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
Leap Wireless International, Inc. 4.5% 7/15/14	$ 2,940,000	$ 2,469,600
NII Holdings, Inc. 3.125% 6/15/12	60,000	55,200
		2,524,800
TOTAL TELECOMMUNICATION SERVICES		2,579,740
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp.:
2.875% 12/1/24	380,000	441,750
5.5% 6/15/29	170,000	196,571
		638,321
TOTAL CONVERTIBLE BONDS		75,904,295
Nonconvertible Bonds - 1.6%
FINANCIALS - 1.2%
Capital Markets - 0.4%
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	2,777,337
Lehman Brothers Holdings, Inc. 1.0819% (c)(g)	1,000,000	100
		2,777,437
Commercial Banks - 0.6%
Capital One Capital IV 6.745% 2/17/37 (g)	2,000,000	1,620,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	830,353
Wells Fargo Capital XIII 7.7% (g)	2,000,000	1,970,000
		4,420,353
Diversified Financial Services - 0.2%
Goldman Sachs Capital II 5.793% (g)	2,000,000	1,530,000
TOTAL FINANCIALS		8,727,790
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - 0.4%
Multi-Utilities - 0.4%
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	$ 3,000,000	$ 2,730,000
TOTAL NONCONVERTIBLE BONDS		11,457,790
TOTAL CORPORATE BONDS (Cost $87,931,157)		87,362,085
Common Stocks - 65.3%
	Shares
CONSUMER DISCRETIONARY - 6.6%
Auto Components - 0.1%
Tenneco, Inc. (a)	28,642	634,707
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW)	24,127	1,126,932
Diversified Consumer Services - 0.2%
Career Education Corp. (a)	5,600	156,800
Regis Corp.	69,700	1,281,783
		1,438,583
Hotels, Restaurants & Leisure - 0.8%
Brinker International, Inc.	39,300	698,754
Las Vegas Sands Corp. unit	4,270	1,688,870
Starwood Hotels & Resorts Worldwide, Inc.	21,800	1,008,250
WMS Industries, Inc. (a)	27,900	1,292,607
Wyndham Worldwide Corp.	35,400	835,440
		5,523,921
Household Durables - 2.6%
D.R. Horton, Inc.	99,096	1,207,980
KB Home	273,375	3,958,470
La-Z-Boy, Inc. (a)	15,500	183,985
Lennar Corp. Class A	138,100	2,389,130
M/I Homes, Inc. (a)	6,070	71,869
Pulte Group, Inc. (a)	391,735	4,363,928
Ryland Group, Inc.	95,500	1,776,300
Stanley Black & Decker, Inc.	72,961	4,070,494
		18,022,156
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 1.1%
Cablevision Systems Corp. - NY Group Class A	14,700	$ 364,707
The Walt Disney Co.	104,600	3,495,732
Time Warner Cable, Inc.	32,400	1,773,252
Virgin Media, Inc.	143,557	2,319,881
		7,953,572
Multiline Retail - 0.3%
Target Corp.	44,100	2,404,773
Specialty Retail - 0.7%
Advance Auto Parts, Inc.	24,500	1,268,120
Best Buy Co., Inc.	25,700	1,085,825
Group 1 Automotive, Inc. (a)	11,100	315,684
Gymboree Corp. (a)	23,800	1,061,004
OfficeMax, Inc. (a)	6,300	112,329
Staples, Inc.	32,551	700,498
		4,543,460
Textiles, Apparel & Luxury Goods - 0.6%
Polo Ralph Lauren Corp. Class A	25,800	2,240,988
VF Corp.	22,500	1,740,375
		3,981,363
TOTAL CONSUMER DISCRETIONARY		45,629,467
CONSUMER STAPLES - 1.6%
Beverages - 0.3%
Dr Pepper Snapple Group, Inc.	59,600	2,256,456
Food & Staples Retailing - 0.6%
CVS Caremark Corp.	31,200	1,080,456
Kroger Co.	30,500	613,965
Safeway, Inc.	39,000	863,460
Wal-Mart Stores, Inc.	29,200	1,476,352
		4,034,233
Food Products - 0.1%
B&G Foods, Inc. Class A	96,900	1,027,140
Household Products - 0.4%
Procter & Gamble Co.	42,500	2,596,325
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.2%
Avon Products, Inc.	34,400	$ 911,256
USANA Health Sciences, Inc. (a)	5,700	213,465
		1,124,721
TOTAL CONSUMER STAPLES		11,038,875
ENERGY - 6.6%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	46,300	1,765,882
Ensco International Ltd. ADR	39,800	1,488,520
National Oilwell Varco, Inc.	54,700	2,085,711
Pride International, Inc. (a)	53,300	1,320,241
Schlumberger Ltd.	58,560	3,288,144
Transocean Ltd. (a)	9,300	527,961
		10,476,459
Oil, Gas & Consumable Fuels - 5.1%
Cabot Oil & Gas Corp.	80,300	2,785,607
Chesapeake Energy Corp.	68,100	1,521,354
Exxon Mobil Corp.	115,873	7,005,682
Frontier Oil Corp.	30,840	428,984
Marathon Oil Corp.	97,200	3,021,948
Occidental Petroleum Corp.	58,400	4,818,584
Royal Dutch Shell PLC:
Class A sponsored ADR	95,200	4,988,480
Class B ADR (a)	114,500	5,798,280
Southwestern Energy Co. (a)	74,800	2,813,228
Suncor Energy, Inc.	23,704	738,265
Talisman Energy, Inc.	53,300	919,406
		34,839,818
TOTAL ENERGY		45,316,277
FINANCIALS - 28.6%
Capital Markets - 1.3%
Goldman Sachs Group, Inc.	26,900	3,880,594
Morgan Stanley	193,600	5,248,496
		9,129,090
Commercial Banks - 3.4%
BB&T Corp.	55,700	1,684,368
City National Corp.	14,740	850,203
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Huntington Bancshares, Inc.	160,467	$ 988,477
KeyCorp	134,445	1,078,249
PNC Financial Services Group, Inc.	36,624	2,298,156
Regions Financial Corp.	95,300	727,139
Southwest Bancorp, Inc., Oklahoma	19,720	304,871
SunTrust Banks, Inc.	42,700	1,150,765
SVB Financial Group (a)	13,585	609,423
U.S. Bancorp, Delaware	131,800	3,157,928
Wells Fargo & Co.	319,400	9,163,586
Wilmington Trust Corp., Delaware	52,600	793,208
Wilshire Bancorp, Inc.	32,477	330,616
		23,136,989
Consumer Finance - 1.0%
American Express Co.	92,900	3,703,923
Capital One Financial Corp.	51,700	2,135,210
Discover Financial Services	71,300	958,985
		6,798,118
Diversified Financial Services - 4.5%
Bank of America Corp.	1,006,492	15,842,174
Citigroup, Inc. (a)	1,368,691	5,420,016
JPMorgan Chase & Co.	254,378	10,068,281
		31,330,471
Insurance - 1.5%
Assured Guaranty Ltd.	31,900	535,920
Axis Capital Holdings Ltd.	57,100	1,735,840
Delphi Financial Group, Inc. Class A	45,097	1,171,169
Everest Re Group Ltd.	19,800	1,439,064
Lincoln National Corp.	76,094	2,013,447
Unum Group	70,300	1,623,930
XL Capital Ltd. Class A	109,000	1,919,490
		10,438,860
Real Estate Investment Trusts - 15.7%
Acadia Realty Trust (SBI)	112,600	2,014,414
Alexandria Real Estate Equities, Inc.	45,300	2,970,774
Apartment Investment & Management Co. Class A	146,584	3,024,028
Associated Estates Realty Corp.	49,100	673,161
AvalonBay Communities, Inc.	12,375	1,213,493
Boston Properties, Inc.	37,294	2,859,704
Brandywine Realty Trust (SBI)	62,000	718,580
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CBL & Associates Properties, Inc.	294,720	$ 4,211,549
Cedar Shopping Centers, Inc.	54,900	377,163
Corporate Office Properties Trust (SBI)	57,700	2,187,407
DCT Industrial Trust, Inc.	72,000	348,480
Developers Diversified Realty Corp.	18,100	207,064
DiamondRock Hospitality Co.	344,319	3,147,076
Digital Realty Trust, Inc. (e)	65,800	3,744,678
Education Realty Trust, Inc.	267,700	1,702,572
Equity One, Inc.	10,700	183,719
Equity Residential (SBI)	72,445	3,269,443
Essex Property Trust, Inc.	28,500	2,999,055
Extra Space Storage, Inc.	42,600	640,704
HCP, Inc.	132,820	4,231,645
Healthcare Realty Trust, Inc.	56,540	1,296,462
Highwoods Properties, Inc. (SBI)	89,418	2,634,254
Host Hotels & Resorts, Inc.	94,806	1,351,934
Kimco Realty Corp.	88,512	1,265,722
Kite Realty Group Trust	103,234	505,847
Mid-America Apartment Communities, Inc.	59,100	3,228,633
National Health Investors, Inc.	31,300	1,288,934
Omega Healthcare Investors, Inc.	86,000	1,707,960
Plum Creek Timber Co., Inc. (e)	65,314	2,287,296
Post Properties, Inc.	17,100	428,868
Potlatch Corp.	49,930	1,739,561
ProLogis Trust	458,665	5,219,608
Public Storage	87,440	8,104,814
Simon Property Group, Inc.	135,263	11,501,413
SL Green Realty Corp.	78,600	4,895,994
Sun Communities, Inc.	12,300	363,834
Sunstone Hotel Investors, Inc. (a)	279,191	3,079,477
The Macerich Co. (e)	115,751	4,787,461
Ventas, Inc.	124,500	5,845,275
Vornado Realty Trust	77,028	5,983,535
		108,241,591
Real Estate Management & Development - 1.2%
Brookfield Properties Corp.	2,200	31,856
CB Richard Ellis Group, Inc. Class A (a)	407,700	6,453,891
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Forest City Enterprises, Inc. Class A (a)(e)	46,500	$ 616,590
Jones Lang LaSalle, Inc.	20,400	1,522,248
		8,624,585
TOTAL FINANCIALS		197,699,704
HEALTH CARE - 4.3%
Biotechnology - 0.5%
Amgen, Inc. (a)	9,500	491,910
ARIAD Pharmaceuticals, Inc. (a)	101,900	391,296
BioMarin Pharmaceutical, Inc. (a)	18,900	368,928
Genzyme Corp. (a)	6,000	291,900
Keryx Biopharmaceuticals, Inc. (a)	80,700	413,991
NPS Pharmaceuticals, Inc. (a)	30,200	199,018
SIGA Technologies, Inc. (a)	25,400	176,530
United Therapeutics Corp. (a)	10,900	558,298
ZIOPHARM Oncology, Inc. (a)	66,500	335,825
		3,227,696
Health Care Equipment & Supplies - 0.4%
Abiomed, Inc. (a)	31,306	305,234
AGA Medical Holdings, Inc.	22,200	312,132
Cooper Companies, Inc.	17,000	626,620
Edwards Lifesciences Corp. (a)	4,200	212,226
ev3, Inc. (a)	26,100	493,812
Micrus Endovascular Corp. (a)	23,025	397,872
Stryker Corp.	6,300	334,089
Wright Medical Group, Inc. (a)	21,200	348,316
		3,030,301
Health Care Providers & Services - 1.2%
Brookdale Senior Living, Inc. (a)	24,200	425,678
CIGNA Corp.	48,800	1,633,336
Emeritus Corp. (a)	111,151	2,255,254
LHC Group, Inc. (a)	20,500	631,400
Medco Health Solutions, Inc. (a)	39,170	2,258,151
Sunrise Senior Living, Inc. (a)	100,704	430,006
Universal Health Services, Inc. Class B	19,600	830,648
		8,464,473
Life Sciences Tools & Services - 0.3%
Covance, Inc. (a)	9,800	517,048
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
PAREXEL International Corp. (a)	32,300	$ 720,452
PerkinElmer, Inc.	29,500	669,355
		1,906,855
Pharmaceuticals - 1.9%
Ardea Biosciences, Inc. (a)	27,600	690,828
Cadence Pharmaceuticals, Inc. (a)	34,400	272,792
Cardiome Pharma Corp. (a)	23,100	195,913
Johnson & Johnson	10,448	609,118
Merck & Co., Inc.	111,099	3,742,925
Optimer Pharmaceuticals, Inc. (a)	31,000	330,770
Pfizer, Inc.	403,700	6,148,351
Teva Pharmaceutical Industries Ltd. sponsored ADR	22,300	1,222,486
		13,213,183
TOTAL HEALTH CARE		29,842,508
INDUSTRIALS - 5.9%
Aerospace & Defense - 0.9%
Goodrich Corp.	14,900	1,034,060
Precision Castparts Corp.	8,100	945,270
United Technologies Corp.	64,300	4,332,534
		6,311,864
Airlines - 0.3%
AMR Corp. (a)	37,200	285,324
Southwest Airlines Co.	91,600	1,139,504
UAL Corp. (a)	19,000	380,190
		1,805,018
Building Products - 0.9%
Masco Corp.	122,700	1,638,045
Owens Corning (a)	128,100	4,269,573
		5,907,618
Commercial Services & Supplies - 0.1%
Corrections Corp. of America (a)	11,200	222,880
The Geo Group, Inc. (a)	18,200	384,020
		606,900
Construction & Engineering - 0.1%
KBR, Inc.	20,900	459,382
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.4%
EnerSys (a)	14,700	$ 330,750
Regal-Beloit Corp.	45,550	2,746,210
		3,076,960
Industrial Conglomerates - 1.0%
General Electric Co.	431,707	7,058,409
Machinery - 0.9%
Cummins, Inc.	37,294	2,535,246
Danaher Corp.	25,700	2,040,066
SPX Corp.	13,800	815,580
Timken Co.	28,500	820,515
		6,211,407
Marine - 0.0%
Alexander & Baldwin, Inc.	5,200	167,388
Professional Services - 0.2%
Equifax, Inc.	20,400	617,100
Manpower, Inc.	19,100	873,061
		1,490,161
Road & Rail - 1.1%
Con-way, Inc.	20,900	711,018
CSX Corp.	54,800	2,863,300
Union Pacific Corp.	56,800	4,057,224
		7,631,542
TOTAL INDUSTRIALS		40,726,649
INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 0.9%
Adtran, Inc.	67,400	1,848,782
Cisco Systems, Inc. (a)	75,100	1,739,316
Juniper Networks, Inc. (a)	62,400	1,661,088
QUALCOMM, Inc.	35,400	1,258,824
		6,508,010
Computers & Peripherals - 0.7%
Dell, Inc. (a)	115,500	1,539,615
Hewlett-Packard Co.	63,600	2,926,236
		4,465,851
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	28,300	1,199,920
Arrow Electronics, Inc. (a)	69,533	1,896,860
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Avnet, Inc. (a)	73,800	$ 2,119,536
Flextronics International Ltd. (a)	116,200	762,272
Ingram Micro, Inc. Class A (a)	89,650	1,520,464
Itron, Inc. (a)	16,851	1,123,288
Tyco Electronics Ltd.	81,000	2,334,420
		10,956,760
IT Services - 0.1%
Hewitt Associates, Inc. Class A (a)	17,279	643,643
Semiconductors & Semiconductor Equipment - 2.3%
ASML Holding NV (NY Shares)	27,900	788,454
Avago Technologies Ltd.	36,000	743,400
Intel Corp.	145,899	3,125,157
KLA-Tencor Corp.	34,080	1,048,642
Lam Research Corp. (a)	44,900	1,699,914
Marvell Technology Group Ltd. (a)	22,300	423,254
Micron Technology, Inc. (a)	233,000	2,117,970
Omnivision Technologies, Inc. (a)	21,800	420,522
ON Semiconductor Corp. (a)	447,948	3,274,500
Standard Microsystems Corp. (a)	33,547	767,555
Teradyne, Inc. (a)	112,900	1,239,642
		15,649,010
Software - 0.2%
BMC Software, Inc. (a)	19,200	710,592
Oracle Corp.	35,775	807,442
		1,518,034
TOTAL INFORMATION TECHNOLOGY		39,741,308
MATERIALS - 2.9%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	7,700	531,762
Albemarle Corp.	55,956	2,409,465
Celanese Corp. Class A	78,876	2,261,375
CF Industries Holdings, Inc.	4,200	288,078
Clariant AG (Reg.) (a)	60,730	707,605
Dow Chemical Co.	93,900	2,526,849
Solutia, Inc. (a)	102,500	1,552,875
Symrise AG	7,800	158,867
		10,436,876
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.3%
Ball Corp.	12,500	$ 615,625
Owens-Illinois, Inc. (a)	36,900	1,119,177
		1,734,802
Metals & Mining - 0.4%
Carpenter Technology Corp.	21,200	824,892
Freeport-McMoRan Copper & Gold, Inc.	10,607	743,020
Goldcorp, Inc.	12,500	544,921
Newcrest Mining Ltd.	17,805	483,167
Newmont Mining Corp.	9,400	505,908
		3,101,908
Paper & Forest Products - 0.7%
Weyerhaeuser Co.	106,500	4,534,770
TOTAL MATERIALS		19,808,356
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.7%
AboveNet, Inc. (a)	37,588	1,723,786
Cbeyond, Inc. (a)	74,031	1,157,105
China Unicom (Hong Kong) Ltd. sponsored ADR	34,300	416,059
Iliad Group SA	3,652	308,089
Qwest Communications International, Inc.	208,500	1,092,540
		4,697,579
Wireless Telecommunication Services - 0.6%
Leap Wireless International, Inc. (a)	800	13,064
SBA Communications Corp. Class A (a)	25,400	838,962
Sprint Nextel Corp. (a)	686,800	3,523,284
		4,375,310
TOTAL TELECOMMUNICATION SERVICES		9,072,889
UTILITIES - 1.7%
Electric Utilities - 0.7%
American Electric Power Co., Inc.	44,500	1,422,220
Entergy Corp.	27,200	2,041,904
FirstEnergy Corp.	37,400	1,316,854
		4,780,978
Independent Power Producers & Energy Traders - 0.8%
Calpine Corp. (a)	92,200	1,263,140
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Constellation Energy Group, Inc.	69,300	$ 2,451,834
NRG Energy, Inc. (a)	82,500	1,926,375
		5,641,349
Multi-Utilities - 0.2%
Alliant Energy Corp.	51,200	1,645,568
TOTAL UTILITIES		12,067,895
TOTAL COMMON STOCKS (Cost $428,089,395)		450,943,928
Preferred Stocks - 17.9%

Convertible Preferred Stocks - 5.7%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.4%
Ford Motor Co. Capital Trust II 6.50% (a)	57,800	2,632,212
Leisure Equipment & Products - 0.1%
Callaway Golf Co. 7.50%	3,100	414,238
Media - 0.4%
Emmis Communications Corp. Series A, 6.25% (a)	10,100	237,350
Interpublic Group of Companies, Inc. 5.25%	3,344	2,776,690
		3,014,040
TOTAL CONSUMER DISCRETIONARY		6,060,490
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Archer Daniels Midland Co. 6.25%	25,700	923,144
Bunge Ltd. 5.125%	792	381,997
		1,305,141
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
ATP Oil & Gas Corp. 8.00% (f)	7,200	560,736
Chesapeake Energy Corp. 4.50%	20,700	1,630,125
El Paso Corp.:
4.99% (f)	2,000	1,973,640
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
El Paso Corp.: - continued
4.99%	2,284	$ 2,253,897
SandRidge Energy, Inc. 8.50%	5,200	532,116
		6,950,514
FINANCIALS - 2.1%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	14,800	466,200
Commercial Banks - 0.8%
Huntington Bancshares, Inc. 8.50%	886	868,280
KeyCorp Series A, 7.75%	9,000	875,610
Regions Financial Corp. 10.00%	682	1,212,275
Wells Fargo & Co. 7.50%	2,990	2,804,620
		5,760,785
Diversified Financial Services - 1.0%
AMG Capital Trust I 5.10%	5,800	250,850
Bank of America Corp. Series L, 7.25%	1,498	1,385,665
Citigroup, Inc. 7.50%	20,100	2,404,764
Dole Food Automatic Common Exchange Security Trust 7.00% (f)	3,600	34,706
United Rentals Trust I 6.50%	73,363	2,458,394
		6,534,379
Insurance - 0.0%
Hartford Financial Services Group, Inc. Series F 7.25% (a)	6,500	154,375
Real Estate Investment Trusts - 0.1%
FelCor Lodging Trust, Inc. Series A, 1.95% (a)	11,600	237,800
HRPT Properties Trust 6.50%	34,390	634,066
		871,866
Real Estate Management & Development - 0.1%
Grubb & Ellis Co.:
12.00% (f)	2,700	275,400
12.00% (f)	1,000	102,000
		377,400
TOTAL FINANCIALS		14,165,005
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.6%
HealthSouth Corp. Series A 6.50%	2,908	$ 2,523,184
Omnicare Capital Trust II Series B, 4.00%	38,200	1,413,782
		3,936,966
Pharmaceuticals - 0.1%
Mylan, Inc. 6.50%	769	904,536
TOTAL HEALTH CARE		4,841,502
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies Capital Trust I 7.75%	998	743,510
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. 6.25% PIERS	900	49,955
UTILITIES - 0.7%
Electric Utilities - 0.0%
FPL Group, Inc. 8.375%	1,100	53,779
Great Plains Energy, Inc. 12.00%	3,300	198,495
		252,274
Multi-Utilities - 0.7%
CMS Energy Corp. 4.50%	60,000	4,920,000
TOTAL UTILITIES		5,172,274
TOTAL CONVERTIBLE PREFERRED STOCKS		39,288,391
Nonconvertible Preferred Stocks - 12.2%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
CBS Corp. 6.75%	40,000	919,600
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
H.J. Heinz Finance Co. 8.00% (f)	28	2,912,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - 6.6%
Capital Markets - 1.9%
BNY Capital V 5.95%	115,000	$ 2,726,650
Deutsche Bank Contingent Capital Trust II 6.55%	140,000	2,826,600
Goldman Sachs Group, Inc.:
Series C, 4.9931%	40,000	814,400
Series D, 4.00%	200,000	3,736,000
Morgan Stanley Capital I Trust 6.60%	120,000	2,614,800
		12,718,450
Commercial Banks - 1.6%
Barclays Bank PLC Series 2	40,000	804,800
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	3,225,000
Keycorp Capital IX 6.75%	6,882	153,125
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	495,200
Santander Finance Preferred SA Unipersonal:
4.00%	40,000	608,000
6.50%	40,000	792,400
6.80%	160,000	3,280,000
USB Capital XII 6.30%	80,000	1,837,600
		11,196,125
Consumer Finance - 0.0%
SLM Corp. 4.07%	1,200	57,648
Diversified Financial Services - 0.9%
Bank of America Corp.:
Series D, 6.204%	20,000	385,400
Series H, 8.20%	56,015	1,380,770
Deutsche Bank Capital Funding Trust VIII 6.375%	20,000	401,000
General Electric Capital Corp. 6.05%	40,000	990,800
GMAC, Inc. 7.00% (f)	3,000	2,265,000
RBS Capital Funding Trust V Series E 5.90%	20,000	247,800
RBS Capital Funding Trust VII Series G 6.08%	40,400	496,920
		6,167,690
Insurance - 0.1%
MetLife, Inc. Series A, 4.39%	40,000	884,800
Real Estate Investment Trusts - 1.6%
Apartment Investment & Management Co. Series V, 8.00%	79,000	1,861,240
CBL & Associates Properties, Inc. 7.375%	49,500	1,036,035
Hospitality Properties Trust:
Series B, 8.875%	125,000	3,163,750
Series C, 7.00%	100,000	2,120,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	$ 506,800
Public Storage Series M, 6.625%	50,000	1,202,000
Vornado Realty Trust Series E, 7.00%	40,000	931,200
		10,821,025
Thrifts & Mortgage Finance - 0.5%
Fannie Mae:
Series E, 5.10% (a)	27,562	39,965
Series H, 5.81% (a)	71,200	116,056
Series I, 5.375% (a)	5,000	8,900
Series L, 5.125% (a)	140,900	205,714
Series N, 5.50% (a)	92,650	137,122
Series O, 7.00% (a)	42,200	51,062
Series R, 7.65% (a)	40,000	37,200
Series T, 8.25% (a)	40,000	36,800
Freddie Mac:
Series F, 5.00% (a)	68,500	94,530
Series H, 5.10% (a)	10,300	15,038
Series K, 5.79% (a)	25,200	36,540
Series O, 5.81% (a)	19,500	29,250
Series R, 5.70% (a)	117,000	179,010
Series S, 4.00% (a)	10,000	15,400
Series U, 5.90% (a)	40,000	30,400
Series V, 5.57% (a)	566,000	503,740
Series W, 5.66% (a)	161,600	138,976
Santander Holdings USA, Inc. Series C 7.30%	80,000	1,842,400
		3,518,103
TOTAL FINANCIALS		45,363,841
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	861,300
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc. 6.375%	161,800	4,239,160
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - 4.3%
Electric Utilities - 3.7%
Alabama Power Co.:
4.60%	2,000	$ 160,000
5.625%	137,300	3,278,038
6.45%	80,000	2,067,504
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	950,000
Duquesne Light Co. 6.50%	66,050	3,038,300
FPL Group Capital Trust I 5.875%	20,000	507,000
FPL Group Capital, Inc. Series E, 7.45%	60,000	1,591,200
Mid-American Energy Co. 4.40%	5,000	392,188
Pacific Gas & Electric Co.:
Series B, 5.50%	61,900	1,482,505
Series D 5.00%	69,200	1,501,640
PPL Electric Utilities Corp. 6.25%	190,000	4,589,697
Southern California Edison Co.:
6.125%	35,000	3,228,750
Series C:
4.24%	34,600	674,700
6.00%	20,000	1,835,000
Series D, 4.32%	15,000	285,750
		25,582,272
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	297,600
Multi-Utilities - 0.6%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	25,205	2,220,813
San Diego Gas & Electric Co. 1.70%	67,548	1,712,342
		3,933,155
TOTAL UTILITIES		29,813,027
TOTAL NONCONVERTIBLE PREFERRED STOCKS		84,108,928
TOTAL PREFERRED STOCKS (Cost $177,697,391)		123,397,319
Preferred Securities - 1.0%
	Principal Amount	Value
FINANCIALS - 1.0%
Commercial Banks - 0.4%
PNC Preferred Funding Trust I 6.517% (f)(g)	$ 3,000,000	$ 2,381,440
SunTrust Preferred Capital I 5.853% (g)	168,000	120,458
		2,501,898
Diversified Financial Services - 0.6%
JPMorgan Chase & Co. 7.9% (g)	4,000,000	4,178,262
TOTAL PREFERRED SECURITIES (Cost $6,756,389)		6,680,160
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.23% (h)	19,700,610	19,700,610
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(h)	3,779,088	3,779,088
TOTAL MONEY MARKET FUNDS (Cost $23,479,698)		23,479,698
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $723,954,030)		691,863,190
NET OTHER ASSETS - (0.2)%		(1,620,953)
NET ASSETS - 100%		$ 690,242,237
Security Type Abbreviations
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,806,289 or 4.6% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,534
Fidelity Securities Lending Cash Central Fund	8,913
Total	$ 20,447
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 52,609,557	$ 45,097,547	$ 7,512,010	$ -
Consumer Staples	15,256,016	11,038,875	4,217,141	-
Energy	52,266,791	45,316,277	6,950,514	-
Financials	257,228,550	241,561,809	15,666,741	-
Health Care	34,684,010	29,842,508	4,841,502	-
Industrials	40,726,649	40,726,649	-	-
Information Technology	40,484,818	39,741,308	743,510	-
Materials	20,669,656	20,669,656	-	-
Telecommunication Services	13,362,004	13,312,049	49,955	-
Utilities	47,053,196	22,341,445	24,711,751	-
Corporate Bonds	87,362,085	-	87,361,985	100
Preferred Securities	6,680,160	-	6,680,160	-
Money Market Funds	23,479,698	23,479,698	-	-
Total Investments in Securities:	$ 691,863,190	$ 533,127,821	$ 158,735,269	$ 100
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 100
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 100
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ -
Other Information - continued

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	1.4%
BBB	4.2%
BB	2.1%
B	2.4%
CCC,CC,C	1.0%
Not Rated	2.5%
Equities	83.2%
Short-Term Investments and Net Other Assets	3.2%
100.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $281,780,088 of which $132,429,856 and $149,350,232 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,642,008) - See accompanying schedule: Unaffiliated issuers (cost $700,474,332)	$ 668,383,492
Fidelity Central Funds (cost $23,479,698)	23,479,698
Total Investments (cost $723,954,030)		$ 691,863,190
Receivable for investments sold		4,386,764
Receivable for fund shares sold		1,164,304
Dividends receivable		1,096,385
Interest receivable		780,219
Distributions receivable from Fidelity Central Funds		7,389
Prepaid expenses		399
Other receivables		7,282
Total assets		699,305,932

Liabilities
Payable for investments purchased	$ 3,063,564
Payable for fund shares redeemed	1,598,981
Accrued management fee	329,838
Distribution fees payable	90,133
Other affiliated payables	164,207
Other payables and accrued expenses	37,884
Collateral on securities loaned, at value	3,779,088
Total liabilities		9,063,695

Net Assets		$ 690,242,237
Net Assets consist of:
Paid in capital		$ 978,225,300
Undistributed net investment income		2,157,455
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(258,049,182)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(32,091,336)
Net Assets		$ 690,242,237

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($75,261,971 ÷ 7,748,593 shares)	$ 9.71

Maximum offering price per share (100/94.25 of $9.71)	$ 10.30
Class T: Net Asset Value and redemption price per share ($60,771,071 ÷ 6,261,588 shares)	$ 9.71

Maximum offering price per share (100/96.50 of $9.71)	$ 10.06
Class B: Net Asset Value and offering price per share ($16,068,609 ÷ 1,659,670 shares)A	$ 9.68

Class C: Net Asset Value and offering price per share ($39,910,174 ÷ 4,118,025 shares)A	$ 9.69

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($480,936,808 ÷ 49,334,465 shares)	$ 9.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($17,293,604 ÷ 1,776,057 shares)	$ 9.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 8,219,600
Interest		1,888,685
Income from Fidelity Central Funds		20,447
Total income		10,128,732

Expenses
Management fee	$ 1,933,145
Transfer agent fees	836,237
Distribution fees	544,599
Accounting and security lending fees	127,882
Custodian fees and expenses	22,521
Independent trustees' compensation	1,131
Registration fees	69,941
Audit	31,868
Legal	1,592
Miscellaneous	4,193
Total expenses before reductions	3,573,109
Expense reductions	(20,871)	3,552,238
Net investment income (loss)		6,576,494
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	49,809,097
Foreign currency transactions	3,719
Capital gain distribution from Fidelity Central Funds	268
Total net realized gain (loss)		49,813,084
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,103,788)
Assets and liabilities in foreign currencies	(433)
Total change in net unrealized appreciation (depreciation)		(8,104,221)
Net gain (loss)		41,708,863
Net increase (decrease) in net assets resulting from operations		$ 48,285,357

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,576,494	$ 18,271,138
Net realized gain (loss)	49,813,084	(96,063,834)
Change in net unrealized appreciation (depreciation)	(8,104,221)	255,363,399
Net increase (decrease) in net assets resulting from operations	48,285,357	177,570,703
Distributions to shareholders from net investment income	(7,692,199)	(17,557,434)
Share transactions - net increase (decrease)	(1,881,313)	(106,204,695)
Total increase (decrease) in net assets	38,711,845	53,808,574

Net Assets
Beginning of period	651,530,392	597,721,818
End of period (including undistributed net investment income of $2,157,455 and undistributed net investment income of $3,273,160, respectively)	$ 690,242,237	$ 651,530,392

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 6.87	$ 13.28	$ 13.66	$ 12.18	$ 11.09
Income from Investment Operations
Net investment income (loss) E	.09	.23	.23	.20	.19	.18
Net realized and unrealized gain (loss)	.59	2.25	(5.77)	.28	1.61	1.10
Total from investment operations	.68	2.48	(5.54)	.48	1.80	1.28
Distributions from net investment income	(.10)	(.22)	(.26)	(.20)	(.19)	(.19)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)	-
Total distributions	(.10)	(.22)	(.87)	(.86)	(.32)	(.19)
Net asset value, end of period	$ 9.71	$ 9.13	$ 6.87	$ 13.28	$ 13.66	$ 12.18
Total Return B, C, D	7.46%	37.12%	(44.44)%	3.59%	15.01%	11.63%
Ratios to Average Net Assets F, H
Expenses before reductions	1.17% A	1.21%	1.11%	1.10%	1.14%	1.16%
Expenses net of fee waivers, if any	1.17% A	1.21%	1.11%	1.10%	1.14%	1.16%
Expenses net of all reductions	1.16% A	1.21%	1.11%	1.09%	1.14%	1.13%
Net investment income (loss)	1.76% A	3.08%	2.05%	1.49%	1.52%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,262	$ 74,580	$ 70,691	$ 166,554	$ 70,083	$ 38,886
Portfolio turnover rate G	84% A	100%	114%	90%	125%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 6.87	$ 13.26	$ 13.64	$ 12.17	$ 11.08
Income from Investment Operations
Net investment income (loss) E	.08	.21	.20	.17	.17	.16
Net realized and unrealized gain (loss)	.60	2.25	(5.75)	.27	1.59	1.09
Total from investment operations	.68	2.46	(5.55)	.44	1.76	1.25
Distributions from net investment income	(.09)	(.21)	(.23)	(.16)	(.16)	(.16)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)	-
Total distributions	(.09)	(.21)	(.84)	(.82)	(.29)	(.16)
Net asset value, end of period	$ 9.71	$ 9.12	$ 6.87	$ 13.26	$ 13.64	$ 12.17
Total Return B, C, D	7.47%	36.63%	(44.51)%	3.34%	14.70%	11.43%
Ratios to Average Net Assets F, H
Expenses before reductions	1.39% A	1.45%	1.35%	1.32%	1.35%	1.38%
Expenses net of fee waivers, if any	1.39% A	1.45%	1.35%	1.32%	1.35%	1.38%
Expenses net of all reductions	1.38% A	1.45%	1.35%	1.32%	1.35%	1.35%
Net investment income (loss)	1.54% A	2.84%	1.81%	1.27%	1.31%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,771	$ 60,134	$ 58,677	$ 158,962	$ 119,834	$ 79,920
Portfolio turnover rate G	84% A	100%	114%	90%	125%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.10	$ 6.85	$ 13.23	$ 13.61	$ 12.14	$ 11.06
Income from Investment Operations
Net investment income (loss) E	.05	.17	.14	.09	.09	.09
Net realized and unrealized gain (loss)	.59	2.25	(5.75)	.28	1.59	1.09
Total from investment operations	.64	2.42	(5.61)	.37	1.68	1.18
Distributions from net investment income	(.06)	(.17)	(.16)	(.09)	(.08)	(.10)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)	-
Total distributions	(.06)	(.17)	(.77)	(.75)	(.21)	(.10)
Net asset value, end of period	$ 9.68	$ 9.10	$ 6.85	$ 13.23	$ 13.61	$ 12.14
Total Return B, C, D	7.06%	36.06%	(44.88)%	2.79%	14.05%	10.73%
Ratios to Average Net Assets F, H
Expenses before reductions	1.95% A	1.98%	1.92%	1.91%	1.96%	1.96%
Expenses net of fee waivers, if any	1.95% A	1.98%	1.92%	1.91%	1.96%	1.95%
Expenses net of all reductions	1.95% A	1.98%	1.91%	1.91%	1.96%	1.93%
Net investment income (loss)	.98% A	2.31%	1.25%	.67%	.70%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,069	$ 16,098	$ 15,375	$ 37,288	$ 23,992	$ 19,744
Portfolio turnover rate G	84% A	100%	114%	90%	125%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 6.85	$ 13.23	$ 13.61	$ 12.15	$ 11.06
Income from Investment Operations
Net investment income (loss) E	.05	.18	.14	.10	.10	.10
Net realized and unrealized gain (loss)	.60	2.25	(5.75)	.27	1.58	1.09
Total from investment operations	.65	2.43	(5.61)	.37	1.68	1.19
Distributions from net investment income	(.07)	(.17)	(.16)	(.09)	(.09)	(.10)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)	-
Total distributions	(.07)	(.17)	(.77)	(.75)	(.22)	(.10)
Net asset value, end of period	$ 9.69	$ 9.11	$ 6.85	$ 13.23	$ 13.61	$ 12.15
Total Return B, C, D	7.07%	36.15%	(44.87)%	2.84%	14.05%	10.85%
Ratios to Average Net Assets F, H
Expenses before reductions	1.92% A	1.96%	1.88%	1.85%	1.89%	1.90%
Expenses net of fee waivers, if any	1.92% A	1.96%	1.88%	1.85%	1.89%	1.90%
Expenses net of all reductions	1.91% A	1.96%	1.88%	1.85%	1.88%	1.87%
Net investment income (loss)	1.01% A	2.33%	1.29%	.74%	.78%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,910	$ 39,920	$ 42,499	$ 106,122	$ 75,301	$ 49,713
Portfolio turnover rate G	84% A	100%	114%	90%	125%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Dividend and Income

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 6.90	$ 13.33	$ 13.70	$ 12.22	$ 11.11
Income from Investment Operations
Net investment income (loss) D	.10	.26	.26	.25	.24	.22
Net realized and unrealized gain (loss)	.61	2.25	(5.78)	.27	1.60	1.11
Total from investment operations	.71	2.51	(5.52)	.52	1.84	1.33
Distributions from net investment income	(.12)	(.25)	(.30)	(.23)	(.23)	(.22)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)	-
Total distributions	(.12)	(.25)	(.91)	(.89)	(.36)	(.22)
Net asset value, end of period	$ 9.75	$ 9.16	$ 6.90	$ 13.33	$ 13.70	$ 12.22
Total Return B, C	7.72%	37.37%	(44.24)%	3.92%	15.33%	12.08%
Ratios to Average Net Assets E, G
Expenses before reductions	.86% A	.93%	.81%	.79%	.80%	.82%
Expenses net of fee waivers, if any	.86% A	.93%	.81%	.79%	.80%	.82%
Expenses net of all reductions	.85% A	.92%	.81%	.78%	.79%	.79%
Net investment income (loss)	2.07% A	3.36%	2.35%	1.80%	1.87%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 480,937	$ 444,401	$ 392,340	$ 1,172,143	$ 1,075,348	$ 798,113
Portfolio turnover rate F	84% A	100%	114%	90%	125%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.15	$ 6.89	$ 13.31	$ 13.68	$ 12.21	$ 11.11
Income from Investment Operations
Net investment income (loss) D	.10	.25	.26	.24	.23	.22
Net realized and unrealized gain (loss)	.61	2.26	(5.77)	.28	1.59	1.10
Total from investment operations	.71	2.51	(5.51)	.52	1.82	1.32
Distributions from net investment income	(.12)	(.25)	(.30)	(.23)	(.22)	(.22)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)	-
Total distributions	(.12)	(.25)	(.91)	(.89)	(.35)	(.22)
Net asset value, end of period	$ 9.74	$ 9.15	$ 6.89	$ 13.31	$ 13.68	$ 12.21
Total Return B, C	7.73%	37.44%	(44.23)%	3.94%	15.24%	11.98%
Ratios to Average Net Assets E, G
Expenses before reductions	.84% A	.91%	.83%	.81%	.82%	.83%
Expenses net of fee waivers, if any	.84% A	.91%	.83%	.81%	.82%	.83%
Expenses net of all reductions	.83% A	.91%	.83%	.80%	.82%	.81%
Net investment income (loss)	2.09% A	3.38%	2.34%	1.78%	1.84%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,294	$ 16,397	$ 18,141	$ 36,369	$ 13,771	$ 9,798
Portfolio turnover rate F	84% A	100%	114%	90%	125%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Dividend and Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 61,600,472
Gross unrealized depreciation	(109,317,685)
Net unrealized appreciation (depreciation)	$ (47,717,213)

Tax cost	$ 739,580,403

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $280,025,793 and $298,248,535, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 96,753	$ 588
Class T	.25%	.25%	156,982	-
Class B	.75%	.25%	83,627	62,823
Class C	.75%	.25%	207,237	18,427
			$ 544,599	$ 81,838

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,149
Class T	5,829
Class B*	18,268
Class C*	2,012
$ 40,258

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 109,465.28
Class T	81,058.26
Class B	26,825.32
Class C	58,685.28
Strategic Dividend and Income	542,615.23
Institutional Class	17,589.21
	$ 836,237

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,276 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,346 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $8,913.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $20,871 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Class A	$ 808,854	$ 1,975,781
Class T	593,100	1,498,984
Class B	108,494	333,700
Class C	277,528	833,995
Strategic Dividend and Income	5,698,748	12,390,826
Institutional Class	205,475	524,148
Total	$ 7,692,199	$ 17,557,434

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	825,085	1,456,773	$ 8,182,553	$ 11,169,980
Reinvestment of distributions	72,378	242,636	710,601	1,717,704
Shares redeemed	(1,318,766)	(3,819,463)	(12,914,011)	(27,537,301)
Net increase (decrease)	(421,303)	(2,120,054)	$ (4,020,857)	$ (14,649,617)
Class T
Shares sold	345,317	689,440	$ 3,363,897	$ 4,953,988
Reinvestment of distributions	53,664	187,994	526,684	1,326,850
Shares redeemed	(729,129)	(2,832,833)	(7,116,007)	(20,002,560)
Net increase (decrease)	(330,148)	(1,955,399)	$ (3,225,426)	$ (13,721,722)
Class B
Shares sold	96,205	230,872	$ 941,892	$ 1,641,555
Reinvestment of distributions	9,510	40,129	93,163	280,676
Shares redeemed	(215,186)	(746,386)	(2,102,065)	(5,395,642)
Net increase (decrease)	(109,471)	(475,385)	$ (1,067,010)	$ (3,473,411)
Class C
Shares sold	333,862	529,694	$ 3,281,514	$ 4,019,278
Reinvestment of distributions	23,112	95,880	226,702	670,764
Shares redeemed	(621,664)	(2,444,886)	(6,070,745)	(17,406,771)
Net increase (decrease)	(264,690)	(1,819,312)	$ (2,562,529)	$ (12,716,729)
Strategic Dividend and Income
Shares sold	7,452,385	7,446,408	$ 74,292,184	$ 61,455,928
Reinvestment of distributions	507,111	1,520,981	5,001,955	10,836,576
Shares redeemed	(7,127,418)	(17,361,200)	(70,175,849)	(128,136,969)
Net increase (decrease)	832,078	(8,393,811)	$ 9,118,290	$ (55,844,465)
Institutional Class
Shares sold	205,765	300,201	$ 2,022,949	$ 2,210,457
Reinvestment of distributions	15,556	50,635	153,178	360,319
Shares redeemed	(237,146)	(1,193,036)	(2,299,908)	(8,369,527)
Net increase (decrease)	(15,825)	(842,200)	$ (123,781)	$ (5,798,751)

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASDI-USAN-0710
1.802528.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Strategic Dividend & Income

Fund - Institutional Class

Semiannual Report

May 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Institutional Class
is a class of Fidelity®
Strategic Dividend &
Income® Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	1.17%
Actual		$ 1,000.00	$ 1,074.60	$ 6.05
Hypothetical A		$ 1,000.00	$ 1,019.10	$ 5.89
Class T	1.39%
Actual		$ 1,000.00	$ 1,074.70	$ 7.19
Hypothetical A		$ 1,000.00	$ 1,018.00	$ 6.99
Class B	1.95%
Actual		$ 1,000.00	$ 1,070.60	$ 10.07
Hypothetical A		$ 1,000.00	$ 1,015.21	$ 9.80
Class C	1.92%
Actual		$ 1,000.00	$ 1,070.70	$ 9.91
Hypothetical A		$ 1,000.00	$ 1,015.36	$ 9.65
Strategic Dividend and Income	.86%
Actual		$ 1,000.00	$ 1,077.20	$ 4.45
Hypothetical A		$ 1,000.00	$ 1,020.64	$ 4.33
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,077.30	$ 4.35
Hypothetical A		$ 1,000.00	$ 1,020.74	$ 4.23

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2010
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp.	2.3	2.2
Simon Property Group, Inc.	1.7	1.3
JPMorgan Chase & Co.	1.4	1.8
Wells Fargo & Co.	1.3	1.2
Public Storage	1.2	0.6
General Electric Co.	1.0	0.0
Exxon Mobil Corp.	1.0	0.0
CB Richard Ellis Group, Inc. Class A	0.9	0.7
Pfizer, Inc.	0.9	1.4
Vornado Realty Trust	0.9	0.6
	12.6
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	40.3	38.1
Consumer Discretionary	8.6	9.3
Information Technology	8.5	9.6
Energy	8.3	9.9
Health Care	7.8	8.6
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Common Stocks 65.3%		Common Stocks 65.7%
	Preferred Stocks 17.9%		Preferred Stocks 18.1%
	Convertible Bonds 11.0%		Convertible Bonds 12.4%
	Other Investments 2.6%		Other Investments 2.8%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 1.0%
* Foreign investments	6.3%	** Foreign investments	7.4%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 12.6%
	Principal Amount	Value
Convertible Bonds - 11.0%
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.0%
ArvinMeritor, Inc. 4% 2/15/27	$ 60,000	$ 48,600
BorgWarner, Inc. 3.5% 4/15/12	40,000	51,256
TRW Automotive, Inc. 3.5% 12/1/15 (f)	60,000	72,570
		172,426
Automobiles - 0.0%
Ford Motor Co. 4.25% 11/15/16	40,000	56,244
Hotels, Restaurants & Leisure - 0.0%
Gaylord Entertainment Co. 3.75% 10/1/14 (f)	40,000	46,100
International Game Technology 3.25% 5/1/14 (f)	40,000	47,975
MGM Mirage, Inc. 4.25% 4/15/15 (f)	100,000	92,188
Wyndham Worldwide Corp. 3.5% 5/1/12	80,000	150,744
		337,007
Household Durables - 0.1%
Newell Rubbermaid, Inc. 5.5% 3/15/14	210,000	427,350
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 7% 4/1/17 (f)	50,000	52,150
Media - 0.0%
Virgin Media, Inc. 6.5% 11/15/16	190,000	215,688
Specialty Retail - 0.8%
Group 1 Automotive, Inc.:
2.25% 6/15/36 (d)	1,050,000	857,535
3% 3/15/20 (f)	585,000	534,222
RadioShack Corp. 2.5% 8/1/13 (f)	2,240,000	2,452,800
Sonic Automotive, Inc. 5% 10/1/29	1,460,000	1,509,932
		5,354,489
TOTAL CONSUMER DISCRETIONARY		6,615,354
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Molson Coors Brewing Co. 2.5% 7/30/13	760,000	806,740
Food & Staples Retailing - 0.4%
Rite Aid Corp. 8.5% 5/15/15	2,740,000	2,510,525
Food Products - 0.0%
Tyson Foods, Inc. 3.25% 10/15/13	50,000	59,563
TOTAL CONSUMER STAPLES		3,376,828
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
ENERGY - 0.7%
Energy Equipment & Services - 0.2%
Exterran Holdings, Inc. 4.25% 6/15/14	$ 930,000	$ 1,179,054
Oil States International, Inc. 2.375% 7/1/25	180,000	240,750
		1,419,804
Oil, Gas & Consumable Fuels - 0.5%
Alpha Natural Resources, Inc. 2.375% 4/15/15	380,000	380,608
Chesapeake Energy Corp.:
2.5% 5/15/37	660,000	529,914
2.75% 11/15/35	120,000	107,076
James River Coal Co. 4.5% 12/1/15 (f)	110,000	100,826
Massey Energy Co. 3.25% 8/1/15	190,000	156,845
Peabody Energy Corp. 4.75% 12/15/66	480,000	481,200
Pioneer Natural Resources Co. 2.875% 1/15/38	630,000	752,063
Quicksilver Resources, Inc. 1.875% 11/1/24	520,000	534,248
Western Refining, Inc. 5.75% 6/15/14	270,000	206,793
		3,249,573
TOTAL ENERGY		4,669,377
FINANCIALS - 0.8%
Capital Markets - 0.1%
Janus Capital Group, Inc. 3.25% 7/15/14	50,000	54,135
Jefferies Group, Inc. 3.875% 11/1/29	550,000	529,210
Penson Worldwide, Inc. 8% 6/1/14 (f)	350,000	347,060
		930,405
Diversified Financial Services - 0.4%
KKR Financial Holdings LLC 7.5% 1/15/17	240,000	297,192
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	2,590,000	2,486,400
		2,783,592
Real Estate Investment Trusts - 0.2%
Alexandria Real Estate Equities, Inc.:
3.7% 1/15/27 (f)	440,000	430,232
8% 4/15/29 (f)	190,000	327,737
Health Care REIT, Inc. 4.75% 12/1/26	460,000	491,338
Ventas, Inc. 3.875% 11/15/11 (f)	140,000	160,300
		1,409,607
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
The PMI Group, Inc. 4.5% 4/15/20	$ 400,000	$ 346,750
TOTAL FINANCIALS		5,470,354
HEALTH CARE - 2.8%
Biotechnology - 0.5%
Amgen, Inc.:
0.125% 2/1/11	760,000	748,125
0.375% 2/1/13	850,000	838,313
BioMarin Pharmaceutical, Inc. 1.875% 4/23/17	420,000	456,036
Cephalon, Inc.:
2% 6/1/15	500,000	663,150
2.5% 5/1/14	370,000	393,606
Gilead Sciences, Inc.:
0.5% 5/1/11	90,000	94,815
0.625% 5/1/13	350,000	388,885
Incyte Corp. 4.75% 10/1/15 (f)	170,000	287,470
		3,870,400
Health Care Equipment & Supplies - 0.6%
Hologic, Inc. 2% 12/15/37 (d)	60,000	51,225
Invacare Corp. 4.125% 2/1/27	40,000	44,575
Inverness Medical Innovations, Inc.:
3% 5/15/16 (f)	4,000,000	3,960,000
3% 5/15/16	50,000	49,500
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)	40,000	40,956
Medtronic, Inc.:
1.5% 4/15/11	50,000	49,740
1.625% 4/15/13	100,000	101,810
		4,297,806
Health Care Providers & Services - 0.6%
Chemed Corp. 1.875% 5/15/14	80,000	74,064
Health Management Associates, Inc. 3.75% 5/1/28 (f)	730,000	838,113
Laboratory Corp. of America Holdings 0% 9/11/21	1,880,000	1,904,440
LifePoint Hospitals, Inc. 3.5% 5/15/14	1,120,000	1,112,272
Lincare Holdings, Inc. 2.75% 11/1/37	50,000	57,200
		3,986,089
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Life Sciences Tools & Services - 0.5%
Charles River Laboratories International, Inc. 2.25% 6/15/13	$ 170,000	$ 161,092
Invitrogen Corp.:
1.5% 2/15/24	1,350,000	1,513,755
2% 8/1/23	430,000	630,939
3.25% 6/15/25	1,060,000	1,212,428
		3,518,214
Pharmaceuticals - 0.6%
Biovail Corp. 5.375% 8/1/14	2,530,000	3,008,423
Mylan, Inc.:
1.25% 3/15/12	430,000	447,157
3.75% 9/15/15	340,000	538,475
		3,994,055
TOTAL HEALTH CARE		19,666,564
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 2.75% 9/15/11	490,000	482,956
Airlines - 0.1%
AirTran Holdings, Inc. 5.25% 11/1/16	50,000	57,625
AMR Corp. 6.25% 10/15/14	50,000	52,440
Continental Airlines, Inc. 4.5% 1/15/15	40,000	49,800
JetBlue Airways Corp.:
Series C 6.75% 10/15/39	30,000	45,267
Series D 6.75% 10/15/39	30,000	46,374
		251,506
Building Products - 0.0%
Trex Co., Inc. 6% 7/1/12	10,000	12,349
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 6/1/14 (f)	1,510,000	1,536,274
Construction & Engineering - 0.2%
Fluor Corp. 1.5% 2/15/24	30,000	50,550
MasTec, Inc. 4.25% 12/15/14 (f)	1,520,000	1,558,000
		1,608,550
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - 0.1%
General Cable Corp.:
0.875% 11/15/13	$ 60,000	$ 53,850
4.5% 11/15/29 (d)	53,000	55,899
SunPower Corp. 4.5% 3/15/15 (f)	300,000	239,160
		348,909
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13	60,000	101,532
Machinery - 0.2%
Actuant Corp. 2% 11/15/23	120,000	131,064
AGCO Corp. 1.25% 12/15/36	50,000	47,440
Barnes Group, Inc.:
3.375% 3/15/27	220,000	202,675
3.75% 8/1/25	190,000	197,363
Danaher Corp. 0% 1/22/21	270,000	311,175
Navistar International Corp. 3% 10/15/14	50,000	61,925
Terex Corp. 4% 6/1/15	30,000	45,111
Titan International, Inc. 5.625% 1/15/17 (f)	430,000	539,134
		1,535,887
Road & Rail - 0.0%
Hertz Global Holdings, Inc. 5.25% 6/1/14	40,000	61,524
Trading Companies & Distributors - 0.0%
United Rentals, Inc. 4% 11/15/15	40,000	50,225
WESCO International, Inc. 6% 9/15/29	29,000	44,335
		94,560
TOTAL INDUSTRIALS		6,034,047
INFORMATION TECHNOLOGY - 2.6%
Communications Equipment - 0.6%
CommScope, Inc. 3.25% 7/1/15	2,730,000	3,295,110
L-3 Communications Corp. 3% 8/1/35	50,000	50,563
Lucent Technologies, Inc. 2.875% 6/15/25	60,000	49,650
Powerwave Technologies, Inc.:
1.875% 11/15/24	720,000	633,150
3.875% 10/1/27	220,000	161,425
		4,189,898
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.4%
EMC Corp.:
1.75% 12/1/11	$ 960,000	$ 1,179,696
1.75% 12/1/13	1,340,000	1,707,663
Maxtor Corp. 2.375% 8/15/12	50,000	52,285
		2,939,644
Electronic Equipment & Components - 0.1%
Anixter International, Inc.:
0% 7/7/33	80,000	56,950
1% 2/15/13	60,000	57,413
Itron, Inc. 2.5% 8/1/26	50,000	57,125
SYNNEX Corp. 4% 5/15/18 (f)	50,000	55,615
TTM Technologies, Inc. 3.25% 5/15/15	60,000	58,746
		285,849
Internet Software & Services - 0.2%
Equinix, Inc. 4.75% 6/15/16	790,000	1,016,888
VeriSign, Inc. 3.25% 8/15/37	570,000	534,375
		1,551,263
IT Services - 0.3%
CACI International, Inc. 2.125% 5/1/14	1,480,000	1,481,924
Convergys Corp. 5.75% 9/15/29	200,000	236,620
CSG Systems International, Inc. 3% 3/1/17 (f)	200,000	204,180
		1,922,724
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc. 6% 5/1/15	60,000	57,978
Amkor Technology, Inc. 6% 4/15/14	20,000	48,038
Intel Corp.:
2.95% 12/15/35	720,000	708,300
3.25% 8/1/39 (f)	1,000,000	1,198,850
Linear Technology Corp. 3% 5/1/27	110,000	109,456
Microchip Technology, Inc. 2.125% 12/15/37	510,000	498,525
Micron Technology, Inc.:
1.875% 6/1/14	60,000	53,325
4.25% 10/15/13	140,000	267,925
		2,942,397
Software - 0.6%
Informatica Corp. 3% 3/15/26	560,000	741,104
Nuance Communications, Inc. 2.75% 8/15/27	480,000	524,400
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - continued
Rovi Corp. 2.625% 2/15/40 (f)	$ 100,000	$ 100,070
Symantec Corp.:
0.75% 6/15/11	940,000	930,130
1% 6/15/13	1,720,000	1,746,660
		4,042,364
TOTAL INFORMATION TECHNOLOGY		17,874,139
MATERIALS - 1.3%
Chemicals - 0.2%
Ferro Corp. 6.5% 8/15/13	1,220,000	1,180,350
Construction Materials - 0.0%
Cemex SA de CV 4.875% 3/15/15 (f)	50,000	52,435
Containers & Packaging - 0.1%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (f)	700,000	675,430
Metals & Mining - 0.9%
Allegheny Technologies, Inc. 4.25% 6/1/14	80,000	117,536
AngloGold Ashanti Holdings Finance PLC 3.5% 5/22/14 (f)	750,000	873,750
Goldcorp, Inc. 2% 8/1/14 (f)	670,000	785,575
Kinross Gold Corp. 1.75% 3/15/28	1,070,000	1,045,176
Newmont Mining Corp.:
1.25% 7/15/14	600,000	775,125
1.625% 7/15/17	1,610,000	2,106,524
3% 2/15/12	500,000	642,850
Placer Dome, Inc. 2.75% 10/15/23	150,000	257,625
		6,604,161
Paper & Forest Products - 0.1%
Rayonier TRS Holdings, Inc. 4.5% 8/15/15 (f)	410,000	467,195
TOTAL MATERIALS		8,979,571
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.0%
Time Warner Telecom, Inc. 2.375% 4/1/26	50,000	54,940
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
Leap Wireless International, Inc. 4.5% 7/15/14	$ 2,940,000	$ 2,469,600
NII Holdings, Inc. 3.125% 6/15/12	60,000	55,200
		2,524,800
TOTAL TELECOMMUNICATION SERVICES		2,579,740
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp.:
2.875% 12/1/24	380,000	441,750
5.5% 6/15/29	170,000	196,571
		638,321
TOTAL CONVERTIBLE BONDS		75,904,295
Nonconvertible Bonds - 1.6%
FINANCIALS - 1.2%
Capital Markets - 0.4%
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	2,777,337
Lehman Brothers Holdings, Inc. 1.0819% (c)(g)	1,000,000	100
		2,777,437
Commercial Banks - 0.6%
Capital One Capital IV 6.745% 2/17/37 (g)	2,000,000	1,620,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	830,353
Wells Fargo Capital XIII 7.7% (g)	2,000,000	1,970,000
		4,420,353
Diversified Financial Services - 0.2%
Goldman Sachs Capital II 5.793% (g)	2,000,000	1,530,000
TOTAL FINANCIALS		8,727,790
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - 0.4%
Multi-Utilities - 0.4%
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	$ 3,000,000	$ 2,730,000
TOTAL NONCONVERTIBLE BONDS		11,457,790
TOTAL CORPORATE BONDS (Cost $87,931,157)		87,362,085
Common Stocks - 65.3%
	Shares
CONSUMER DISCRETIONARY - 6.6%
Auto Components - 0.1%
Tenneco, Inc. (a)	28,642	634,707
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW)	24,127	1,126,932
Diversified Consumer Services - 0.2%
Career Education Corp. (a)	5,600	156,800
Regis Corp.	69,700	1,281,783
		1,438,583
Hotels, Restaurants & Leisure - 0.8%
Brinker International, Inc.	39,300	698,754
Las Vegas Sands Corp. unit	4,270	1,688,870
Starwood Hotels & Resorts Worldwide, Inc.	21,800	1,008,250
WMS Industries, Inc. (a)	27,900	1,292,607
Wyndham Worldwide Corp.	35,400	835,440
		5,523,921
Household Durables - 2.6%
D.R. Horton, Inc.	99,096	1,207,980
KB Home	273,375	3,958,470
La-Z-Boy, Inc. (a)	15,500	183,985
Lennar Corp. Class A	138,100	2,389,130
M/I Homes, Inc. (a)	6,070	71,869
Pulte Group, Inc. (a)	391,735	4,363,928
Ryland Group, Inc.	95,500	1,776,300
Stanley Black & Decker, Inc.	72,961	4,070,494
		18,022,156
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 1.1%
Cablevision Systems Corp. - NY Group Class A	14,700	$ 364,707
The Walt Disney Co.	104,600	3,495,732
Time Warner Cable, Inc.	32,400	1,773,252
Virgin Media, Inc.	143,557	2,319,881
		7,953,572
Multiline Retail - 0.3%
Target Corp.	44,100	2,404,773
Specialty Retail - 0.7%
Advance Auto Parts, Inc.	24,500	1,268,120
Best Buy Co., Inc.	25,700	1,085,825
Group 1 Automotive, Inc. (a)	11,100	315,684
Gymboree Corp. (a)	23,800	1,061,004
OfficeMax, Inc. (a)	6,300	112,329
Staples, Inc.	32,551	700,498
		4,543,460
Textiles, Apparel & Luxury Goods - 0.6%
Polo Ralph Lauren Corp. Class A	25,800	2,240,988
VF Corp.	22,500	1,740,375
		3,981,363
TOTAL CONSUMER DISCRETIONARY		45,629,467
CONSUMER STAPLES - 1.6%
Beverages - 0.3%
Dr Pepper Snapple Group, Inc.	59,600	2,256,456
Food & Staples Retailing - 0.6%
CVS Caremark Corp.	31,200	1,080,456
Kroger Co.	30,500	613,965
Safeway, Inc.	39,000	863,460
Wal-Mart Stores, Inc.	29,200	1,476,352
		4,034,233
Food Products - 0.1%
B&G Foods, Inc. Class A	96,900	1,027,140
Household Products - 0.4%
Procter & Gamble Co.	42,500	2,596,325
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.2%
Avon Products, Inc.	34,400	$ 911,256
USANA Health Sciences, Inc. (a)	5,700	213,465
		1,124,721
TOTAL CONSUMER STAPLES		11,038,875
ENERGY - 6.6%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	46,300	1,765,882
Ensco International Ltd. ADR	39,800	1,488,520
National Oilwell Varco, Inc.	54,700	2,085,711
Pride International, Inc. (a)	53,300	1,320,241
Schlumberger Ltd.	58,560	3,288,144
Transocean Ltd. (a)	9,300	527,961
		10,476,459
Oil, Gas & Consumable Fuels - 5.1%
Cabot Oil & Gas Corp.	80,300	2,785,607
Chesapeake Energy Corp.	68,100	1,521,354
Exxon Mobil Corp.	115,873	7,005,682
Frontier Oil Corp.	30,840	428,984
Marathon Oil Corp.	97,200	3,021,948
Occidental Petroleum Corp.	58,400	4,818,584
Royal Dutch Shell PLC:
Class A sponsored ADR	95,200	4,988,480
Class B ADR (a)	114,500	5,798,280
Southwestern Energy Co. (a)	74,800	2,813,228
Suncor Energy, Inc.	23,704	738,265
Talisman Energy, Inc.	53,300	919,406
		34,839,818
TOTAL ENERGY		45,316,277
FINANCIALS - 28.6%
Capital Markets - 1.3%
Goldman Sachs Group, Inc.	26,900	3,880,594
Morgan Stanley	193,600	5,248,496
		9,129,090
Commercial Banks - 3.4%
BB&T Corp.	55,700	1,684,368
City National Corp.	14,740	850,203
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Huntington Bancshares, Inc.	160,467	$ 988,477
KeyCorp	134,445	1,078,249
PNC Financial Services Group, Inc.	36,624	2,298,156
Regions Financial Corp.	95,300	727,139
Southwest Bancorp, Inc., Oklahoma	19,720	304,871
SunTrust Banks, Inc.	42,700	1,150,765
SVB Financial Group (a)	13,585	609,423
U.S. Bancorp, Delaware	131,800	3,157,928
Wells Fargo & Co.	319,400	9,163,586
Wilmington Trust Corp., Delaware	52,600	793,208
Wilshire Bancorp, Inc.	32,477	330,616
		23,136,989
Consumer Finance - 1.0%
American Express Co.	92,900	3,703,923
Capital One Financial Corp.	51,700	2,135,210
Discover Financial Services	71,300	958,985
		6,798,118
Diversified Financial Services - 4.5%
Bank of America Corp.	1,006,492	15,842,174
Citigroup, Inc. (a)	1,368,691	5,420,016
JPMorgan Chase & Co.	254,378	10,068,281
		31,330,471
Insurance - 1.5%
Assured Guaranty Ltd.	31,900	535,920
Axis Capital Holdings Ltd.	57,100	1,735,840
Delphi Financial Group, Inc. Class A	45,097	1,171,169
Everest Re Group Ltd.	19,800	1,439,064
Lincoln National Corp.	76,094	2,013,447
Unum Group	70,300	1,623,930
XL Capital Ltd. Class A	109,000	1,919,490
		10,438,860
Real Estate Investment Trusts - 15.7%
Acadia Realty Trust (SBI)	112,600	2,014,414
Alexandria Real Estate Equities, Inc.	45,300	2,970,774
Apartment Investment & Management Co. Class A	146,584	3,024,028
Associated Estates Realty Corp.	49,100	673,161
AvalonBay Communities, Inc.	12,375	1,213,493
Boston Properties, Inc.	37,294	2,859,704
Brandywine Realty Trust (SBI)	62,000	718,580
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CBL & Associates Properties, Inc.	294,720	$ 4,211,549
Cedar Shopping Centers, Inc.	54,900	377,163
Corporate Office Properties Trust (SBI)	57,700	2,187,407
DCT Industrial Trust, Inc.	72,000	348,480
Developers Diversified Realty Corp.	18,100	207,064
DiamondRock Hospitality Co.	344,319	3,147,076
Digital Realty Trust, Inc. (e)	65,800	3,744,678
Education Realty Trust, Inc.	267,700	1,702,572
Equity One, Inc.	10,700	183,719
Equity Residential (SBI)	72,445	3,269,443
Essex Property Trust, Inc.	28,500	2,999,055
Extra Space Storage, Inc.	42,600	640,704
HCP, Inc.	132,820	4,231,645
Healthcare Realty Trust, Inc.	56,540	1,296,462
Highwoods Properties, Inc. (SBI)	89,418	2,634,254
Host Hotels & Resorts, Inc.	94,806	1,351,934
Kimco Realty Corp.	88,512	1,265,722
Kite Realty Group Trust	103,234	505,847
Mid-America Apartment Communities, Inc.	59,100	3,228,633
National Health Investors, Inc.	31,300	1,288,934
Omega Healthcare Investors, Inc.	86,000	1,707,960
Plum Creek Timber Co., Inc. (e)	65,314	2,287,296
Post Properties, Inc.	17,100	428,868
Potlatch Corp.	49,930	1,739,561
ProLogis Trust	458,665	5,219,608
Public Storage	87,440	8,104,814
Simon Property Group, Inc.	135,263	11,501,413
SL Green Realty Corp.	78,600	4,895,994
Sun Communities, Inc.	12,300	363,834
Sunstone Hotel Investors, Inc. (a)	279,191	3,079,477
The Macerich Co. (e)	115,751	4,787,461
Ventas, Inc.	124,500	5,845,275
Vornado Realty Trust	77,028	5,983,535
		108,241,591
Real Estate Management & Development - 1.2%
Brookfield Properties Corp.	2,200	31,856
CB Richard Ellis Group, Inc. Class A (a)	407,700	6,453,891
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Forest City Enterprises, Inc. Class A (a)(e)	46,500	$ 616,590
Jones Lang LaSalle, Inc.	20,400	1,522,248
		8,624,585
TOTAL FINANCIALS		197,699,704
HEALTH CARE - 4.3%
Biotechnology - 0.5%
Amgen, Inc. (a)	9,500	491,910
ARIAD Pharmaceuticals, Inc. (a)	101,900	391,296
BioMarin Pharmaceutical, Inc. (a)	18,900	368,928
Genzyme Corp. (a)	6,000	291,900
Keryx Biopharmaceuticals, Inc. (a)	80,700	413,991
NPS Pharmaceuticals, Inc. (a)	30,200	199,018
SIGA Technologies, Inc. (a)	25,400	176,530
United Therapeutics Corp. (a)	10,900	558,298
ZIOPHARM Oncology, Inc. (a)	66,500	335,825
		3,227,696
Health Care Equipment & Supplies - 0.4%
Abiomed, Inc. (a)	31,306	305,234
AGA Medical Holdings, Inc.	22,200	312,132
Cooper Companies, Inc.	17,000	626,620
Edwards Lifesciences Corp. (a)	4,200	212,226
ev3, Inc. (a)	26,100	493,812
Micrus Endovascular Corp. (a)	23,025	397,872
Stryker Corp.	6,300	334,089
Wright Medical Group, Inc. (a)	21,200	348,316
		3,030,301
Health Care Providers & Services - 1.2%
Brookdale Senior Living, Inc. (a)	24,200	425,678
CIGNA Corp.	48,800	1,633,336
Emeritus Corp. (a)	111,151	2,255,254
LHC Group, Inc. (a)	20,500	631,400
Medco Health Solutions, Inc. (a)	39,170	2,258,151
Sunrise Senior Living, Inc. (a)	100,704	430,006
Universal Health Services, Inc. Class B	19,600	830,648
		8,464,473
Life Sciences Tools & Services - 0.3%
Covance, Inc. (a)	9,800	517,048
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
PAREXEL International Corp. (a)	32,300	$ 720,452
PerkinElmer, Inc.	29,500	669,355
		1,906,855
Pharmaceuticals - 1.9%
Ardea Biosciences, Inc. (a)	27,600	690,828
Cadence Pharmaceuticals, Inc. (a)	34,400	272,792
Cardiome Pharma Corp. (a)	23,100	195,913
Johnson & Johnson	10,448	609,118
Merck & Co., Inc.	111,099	3,742,925
Optimer Pharmaceuticals, Inc. (a)	31,000	330,770
Pfizer, Inc.	403,700	6,148,351
Teva Pharmaceutical Industries Ltd. sponsored ADR	22,300	1,222,486
		13,213,183
TOTAL HEALTH CARE		29,842,508
INDUSTRIALS - 5.9%
Aerospace & Defense - 0.9%
Goodrich Corp.	14,900	1,034,060
Precision Castparts Corp.	8,100	945,270
United Technologies Corp.	64,300	4,332,534
		6,311,864
Airlines - 0.3%
AMR Corp. (a)	37,200	285,324
Southwest Airlines Co.	91,600	1,139,504
UAL Corp. (a)	19,000	380,190
		1,805,018
Building Products - 0.9%
Masco Corp.	122,700	1,638,045
Owens Corning (a)	128,100	4,269,573
		5,907,618
Commercial Services & Supplies - 0.1%
Corrections Corp. of America (a)	11,200	222,880
The Geo Group, Inc. (a)	18,200	384,020
		606,900
Construction & Engineering - 0.1%
KBR, Inc.	20,900	459,382
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.4%
EnerSys (a)	14,700	$ 330,750
Regal-Beloit Corp.	45,550	2,746,210
		3,076,960
Industrial Conglomerates - 1.0%
General Electric Co.	431,707	7,058,409
Machinery - 0.9%
Cummins, Inc.	37,294	2,535,246
Danaher Corp.	25,700	2,040,066
SPX Corp.	13,800	815,580
Timken Co.	28,500	820,515
		6,211,407
Marine - 0.0%
Alexander & Baldwin, Inc.	5,200	167,388
Professional Services - 0.2%
Equifax, Inc.	20,400	617,100
Manpower, Inc.	19,100	873,061
		1,490,161
Road & Rail - 1.1%
Con-way, Inc.	20,900	711,018
CSX Corp.	54,800	2,863,300
Union Pacific Corp.	56,800	4,057,224
		7,631,542
TOTAL INDUSTRIALS		40,726,649
INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 0.9%
Adtran, Inc.	67,400	1,848,782
Cisco Systems, Inc. (a)	75,100	1,739,316
Juniper Networks, Inc. (a)	62,400	1,661,088
QUALCOMM, Inc.	35,400	1,258,824
		6,508,010
Computers & Peripherals - 0.7%
Dell, Inc. (a)	115,500	1,539,615
Hewlett-Packard Co.	63,600	2,926,236
		4,465,851
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	28,300	1,199,920
Arrow Electronics, Inc. (a)	69,533	1,896,860
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Avnet, Inc. (a)	73,800	$ 2,119,536
Flextronics International Ltd. (a)	116,200	762,272
Ingram Micro, Inc. Class A (a)	89,650	1,520,464
Itron, Inc. (a)	16,851	1,123,288
Tyco Electronics Ltd.	81,000	2,334,420
		10,956,760
IT Services - 0.1%
Hewitt Associates, Inc. Class A (a)	17,279	643,643
Semiconductors & Semiconductor Equipment - 2.3%
ASML Holding NV (NY Shares)	27,900	788,454
Avago Technologies Ltd.	36,000	743,400
Intel Corp.	145,899	3,125,157
KLA-Tencor Corp.	34,080	1,048,642
Lam Research Corp. (a)	44,900	1,699,914
Marvell Technology Group Ltd. (a)	22,300	423,254
Micron Technology, Inc. (a)	233,000	2,117,970
Omnivision Technologies, Inc. (a)	21,800	420,522
ON Semiconductor Corp. (a)	447,948	3,274,500
Standard Microsystems Corp. (a)	33,547	767,555
Teradyne, Inc. (a)	112,900	1,239,642
		15,649,010
Software - 0.2%
BMC Software, Inc. (a)	19,200	710,592
Oracle Corp.	35,775	807,442
		1,518,034
TOTAL INFORMATION TECHNOLOGY		39,741,308
MATERIALS - 2.9%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	7,700	531,762
Albemarle Corp.	55,956	2,409,465
Celanese Corp. Class A	78,876	2,261,375
CF Industries Holdings, Inc.	4,200	288,078
Clariant AG (Reg.) (a)	60,730	707,605
Dow Chemical Co.	93,900	2,526,849
Solutia, Inc. (a)	102,500	1,552,875
Symrise AG	7,800	158,867
		10,436,876
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.3%
Ball Corp.	12,500	$ 615,625
Owens-Illinois, Inc. (a)	36,900	1,119,177
		1,734,802
Metals & Mining - 0.4%
Carpenter Technology Corp.	21,200	824,892
Freeport-McMoRan Copper & Gold, Inc.	10,607	743,020
Goldcorp, Inc.	12,500	544,921
Newcrest Mining Ltd.	17,805	483,167
Newmont Mining Corp.	9,400	505,908
		3,101,908
Paper & Forest Products - 0.7%
Weyerhaeuser Co.	106,500	4,534,770
TOTAL MATERIALS		19,808,356
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.7%
AboveNet, Inc. (a)	37,588	1,723,786
Cbeyond, Inc. (a)	74,031	1,157,105
China Unicom (Hong Kong) Ltd. sponsored ADR	34,300	416,059
Iliad Group SA	3,652	308,089
Qwest Communications International, Inc.	208,500	1,092,540
		4,697,579
Wireless Telecommunication Services - 0.6%
Leap Wireless International, Inc. (a)	800	13,064
SBA Communications Corp. Class A (a)	25,400	838,962
Sprint Nextel Corp. (a)	686,800	3,523,284
		4,375,310
TOTAL TELECOMMUNICATION SERVICES		9,072,889
UTILITIES - 1.7%
Electric Utilities - 0.7%
American Electric Power Co., Inc.	44,500	1,422,220
Entergy Corp.	27,200	2,041,904
FirstEnergy Corp.	37,400	1,316,854
		4,780,978
Independent Power Producers & Energy Traders - 0.8%
Calpine Corp. (a)	92,200	1,263,140
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Constellation Energy Group, Inc.	69,300	$ 2,451,834
NRG Energy, Inc. (a)	82,500	1,926,375
		5,641,349
Multi-Utilities - 0.2%
Alliant Energy Corp.	51,200	1,645,568
TOTAL UTILITIES		12,067,895
TOTAL COMMON STOCKS (Cost $428,089,395)		450,943,928
Preferred Stocks - 17.9%

Convertible Preferred Stocks - 5.7%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.4%
Ford Motor Co. Capital Trust II 6.50% (a)	57,800	2,632,212
Leisure Equipment & Products - 0.1%
Callaway Golf Co. 7.50%	3,100	414,238
Media - 0.4%
Emmis Communications Corp. Series A, 6.25% (a)	10,100	237,350
Interpublic Group of Companies, Inc. 5.25%	3,344	2,776,690
		3,014,040
TOTAL CONSUMER DISCRETIONARY		6,060,490
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Archer Daniels Midland Co. 6.25%	25,700	923,144
Bunge Ltd. 5.125%	792	381,997
		1,305,141
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
ATP Oil & Gas Corp. 8.00% (f)	7,200	560,736
Chesapeake Energy Corp. 4.50%	20,700	1,630,125
El Paso Corp.:
4.99% (f)	2,000	1,973,640
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
El Paso Corp.: - continued
4.99%	2,284	$ 2,253,897
SandRidge Energy, Inc. 8.50%	5,200	532,116
		6,950,514
FINANCIALS - 2.1%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	14,800	466,200
Commercial Banks - 0.8%
Huntington Bancshares, Inc. 8.50%	886	868,280
KeyCorp Series A, 7.75%	9,000	875,610
Regions Financial Corp. 10.00%	682	1,212,275
Wells Fargo & Co. 7.50%	2,990	2,804,620
		5,760,785
Diversified Financial Services - 1.0%
AMG Capital Trust I 5.10%	5,800	250,850
Bank of America Corp. Series L, 7.25%	1,498	1,385,665
Citigroup, Inc. 7.50%	20,100	2,404,764
Dole Food Automatic Common Exchange Security Trust 7.00% (f)	3,600	34,706
United Rentals Trust I 6.50%	73,363	2,458,394
		6,534,379
Insurance - 0.0%
Hartford Financial Services Group, Inc. Series F 7.25% (a)	6,500	154,375
Real Estate Investment Trusts - 0.1%
FelCor Lodging Trust, Inc. Series A, 1.95% (a)	11,600	237,800
HRPT Properties Trust 6.50%	34,390	634,066
		871,866
Real Estate Management & Development - 0.1%
Grubb & Ellis Co.:
12.00% (f)	2,700	275,400
12.00% (f)	1,000	102,000
		377,400
TOTAL FINANCIALS		14,165,005
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.6%
HealthSouth Corp. Series A 6.50%	2,908	$ 2,523,184
Omnicare Capital Trust II Series B, 4.00%	38,200	1,413,782
		3,936,966
Pharmaceuticals - 0.1%
Mylan, Inc. 6.50%	769	904,536
TOTAL HEALTH CARE		4,841,502
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies Capital Trust I 7.75%	998	743,510
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. 6.25% PIERS	900	49,955
UTILITIES - 0.7%
Electric Utilities - 0.0%
FPL Group, Inc. 8.375%	1,100	53,779
Great Plains Energy, Inc. 12.00%	3,300	198,495
		252,274
Multi-Utilities - 0.7%
CMS Energy Corp. 4.50%	60,000	4,920,000
TOTAL UTILITIES		5,172,274
TOTAL CONVERTIBLE PREFERRED STOCKS		39,288,391
Nonconvertible Preferred Stocks - 12.2%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
CBS Corp. 6.75%	40,000	919,600
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
H.J. Heinz Finance Co. 8.00% (f)	28	2,912,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - 6.6%
Capital Markets - 1.9%
BNY Capital V 5.95%	115,000	$ 2,726,650
Deutsche Bank Contingent Capital Trust II 6.55%	140,000	2,826,600
Goldman Sachs Group, Inc.:
Series C, 4.9931%	40,000	814,400
Series D, 4.00%	200,000	3,736,000
Morgan Stanley Capital I Trust 6.60%	120,000	2,614,800
		12,718,450
Commercial Banks - 1.6%
Barclays Bank PLC Series 2	40,000	804,800
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	3,225,000
Keycorp Capital IX 6.75%	6,882	153,125
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	495,200
Santander Finance Preferred SA Unipersonal:
4.00%	40,000	608,000
6.50%	40,000	792,400
6.80%	160,000	3,280,000
USB Capital XII 6.30%	80,000	1,837,600
		11,196,125
Consumer Finance - 0.0%
SLM Corp. 4.07%	1,200	57,648
Diversified Financial Services - 0.9%
Bank of America Corp.:
Series D, 6.204%	20,000	385,400
Series H, 8.20%	56,015	1,380,770
Deutsche Bank Capital Funding Trust VIII 6.375%	20,000	401,000
General Electric Capital Corp. 6.05%	40,000	990,800
GMAC, Inc. 7.00% (f)	3,000	2,265,000
RBS Capital Funding Trust V Series E 5.90%	20,000	247,800
RBS Capital Funding Trust VII Series G 6.08%	40,400	496,920
		6,167,690
Insurance - 0.1%
MetLife, Inc. Series A, 4.39%	40,000	884,800
Real Estate Investment Trusts - 1.6%
Apartment Investment & Management Co. Series V, 8.00%	79,000	1,861,240
CBL & Associates Properties, Inc. 7.375%	49,500	1,036,035
Hospitality Properties Trust:
Series B, 8.875%	125,000	3,163,750
Series C, 7.00%	100,000	2,120,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	$ 506,800
Public Storage Series M, 6.625%	50,000	1,202,000
Vornado Realty Trust Series E, 7.00%	40,000	931,200
		10,821,025
Thrifts & Mortgage Finance - 0.5%
Fannie Mae:
Series E, 5.10% (a)	27,562	39,965
Series H, 5.81% (a)	71,200	116,056
Series I, 5.375% (a)	5,000	8,900
Series L, 5.125% (a)	140,900	205,714
Series N, 5.50% (a)	92,650	137,122
Series O, 7.00% (a)	42,200	51,062
Series R, 7.65% (a)	40,000	37,200
Series T, 8.25% (a)	40,000	36,800
Freddie Mac:
Series F, 5.00% (a)	68,500	94,530
Series H, 5.10% (a)	10,300	15,038
Series K, 5.79% (a)	25,200	36,540
Series O, 5.81% (a)	19,500	29,250
Series R, 5.70% (a)	117,000	179,010
Series S, 4.00% (a)	10,000	15,400
Series U, 5.90% (a)	40,000	30,400
Series V, 5.57% (a)	566,000	503,740
Series W, 5.66% (a)	161,600	138,976
Santander Holdings USA, Inc. Series C 7.30%	80,000	1,842,400
		3,518,103
TOTAL FINANCIALS		45,363,841
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	861,300
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc. 6.375%	161,800	4,239,160
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - 4.3%
Electric Utilities - 3.7%
Alabama Power Co.:
4.60%	2,000	$ 160,000
5.625%	137,300	3,278,038
6.45%	80,000	2,067,504
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	950,000
Duquesne Light Co. 6.50%	66,050	3,038,300
FPL Group Capital Trust I 5.875%	20,000	507,000
FPL Group Capital, Inc. Series E, 7.45%	60,000	1,591,200
Mid-American Energy Co. 4.40%	5,000	392,188
Pacific Gas & Electric Co.:
Series B, 5.50%	61,900	1,482,505
Series D 5.00%	69,200	1,501,640
PPL Electric Utilities Corp. 6.25%	190,000	4,589,697
Southern California Edison Co.:
6.125%	35,000	3,228,750
Series C:
4.24%	34,600	674,700
6.00%	20,000	1,835,000
Series D, 4.32%	15,000	285,750
		25,582,272
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	297,600
Multi-Utilities - 0.6%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	25,205	2,220,813
San Diego Gas & Electric Co. 1.70%	67,548	1,712,342
		3,933,155
TOTAL UTILITIES		29,813,027
TOTAL NONCONVERTIBLE PREFERRED STOCKS		84,108,928
TOTAL PREFERRED STOCKS (Cost $177,697,391)		123,397,319
Preferred Securities - 1.0%
	Principal Amount	Value
FINANCIALS - 1.0%
Commercial Banks - 0.4%
PNC Preferred Funding Trust I 6.517% (f)(g)	$ 3,000,000	$ 2,381,440
SunTrust Preferred Capital I 5.853% (g)	168,000	120,458
		2,501,898
Diversified Financial Services - 0.6%
JPMorgan Chase & Co. 7.9% (g)	4,000,000	4,178,262
TOTAL PREFERRED SECURITIES (Cost $6,756,389)		6,680,160
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.23% (h)	19,700,610	19,700,610
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(h)	3,779,088	3,779,088
TOTAL MONEY MARKET FUNDS (Cost $23,479,698)		23,479,698
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $723,954,030)		691,863,190
NET OTHER ASSETS - (0.2)%		(1,620,953)
NET ASSETS - 100%		$ 690,242,237
Security Type Abbreviations
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,806,289 or 4.6% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,534
Fidelity Securities Lending Cash Central Fund	8,913
Total	$ 20,447
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 52,609,557	$ 45,097,547	$ 7,512,010	$ -
Consumer Staples	15,256,016	11,038,875	4,217,141	-
Energy	52,266,791	45,316,277	6,950,514	-
Financials	257,228,550	241,561,809	15,666,741	-
Health Care	34,684,010	29,842,508	4,841,502	-
Industrials	40,726,649	40,726,649	-	-
Information Technology	40,484,818	39,741,308	743,510	-
Materials	20,669,656	20,669,656	-	-
Telecommunication Services	13,362,004	13,312,049	49,955	-
Utilities	47,053,196	22,341,445	24,711,751	-
Corporate Bonds	87,362,085	-	87,361,985	100
Preferred Securities	6,680,160	-	6,680,160	-
Money Market Funds	23,479,698	23,479,698	-	-
Total Investments in Securities:	$ 691,863,190	$ 533,127,821	$ 158,735,269	$ 100
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 100
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 100
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ -
Other Information - continued

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	1.4%
BBB	4.2%
BB	2.1%
B	2.4%
CCC,CC,C	1.0%
Not Rated	2.5%
Equities	83.2%
Short-Term Investments and Net Other Assets	3.2%
100.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $281,780,088 of which $132,429,856 and $149,350,232 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,642,008) - See accompanying schedule: Unaffiliated issuers (cost $700,474,332)	$ 668,383,492
Fidelity Central Funds (cost $23,479,698)	23,479,698
Total Investments (cost $723,954,030)		$ 691,863,190
Receivable for investments sold		4,386,764
Receivable for fund shares sold		1,164,304
Dividends receivable		1,096,385
Interest receivable		780,219
Distributions receivable from Fidelity Central Funds		7,389
Prepaid expenses		399
Other receivables		7,282
Total assets		699,305,932

Liabilities
Payable for investments purchased	$ 3,063,564
Payable for fund shares redeemed	1,598,981
Accrued management fee	329,838
Distribution fees payable	90,133
Other affiliated payables	164,207
Other payables and accrued expenses	37,884
Collateral on securities loaned, at value	3,779,088
Total liabilities		9,063,695

Net Assets		$ 690,242,237
Net Assets consist of:
Paid in capital		$ 978,225,300
Undistributed net investment income		2,157,455
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(258,049,182)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(32,091,336)
Net Assets		$ 690,242,237

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($75,261,971 ÷ 7,748,593 shares)	$ 9.71

Maximum offering price per share (100/94.25 of $9.71)	$ 10.30
Class T: Net Asset Value and redemption price per share ($60,771,071 ÷ 6,261,588 shares)	$ 9.71

Maximum offering price per share (100/96.50 of $9.71)	$ 10.06
Class B: Net Asset Value and offering price per share ($16,068,609 ÷ 1,659,670 shares)A	$ 9.68

Class C: Net Asset Value and offering price per share ($39,910,174 ÷ 4,118,025 shares)A	$ 9.69

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($480,936,808 ÷ 49,334,465 shares)	$ 9.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($17,293,604 ÷ 1,776,057 shares)	$ 9.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 8,219,600
Interest		1,888,685
Income from Fidelity Central Funds		20,447
Total income		10,128,732

Expenses
Management fee	$ 1,933,145
Transfer agent fees	836,237
Distribution fees	544,599
Accounting and security lending fees	127,882
Custodian fees and expenses	22,521
Independent trustees' compensation	1,131
Registration fees	69,941
Audit	31,868
Legal	1,592
Miscellaneous	4,193
Total expenses before reductions	3,573,109
Expense reductions	(20,871)	3,552,238
Net investment income (loss)		6,576,494
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	49,809,097
Foreign currency transactions	3,719
Capital gain distribution from Fidelity Central Funds	268
Total net realized gain (loss)		49,813,084
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,103,788)
Assets and liabilities in foreign currencies	(433)
Total change in net unrealized appreciation (depreciation)		(8,104,221)
Net gain (loss)		41,708,863
Net increase (decrease) in net assets resulting from operations		$ 48,285,357

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,576,494	$ 18,271,138
Net realized gain (loss)	49,813,084	(96,063,834)
Change in net unrealized appreciation (depreciation)	(8,104,221)	255,363,399
Net increase (decrease) in net assets resulting from operations	48,285,357	177,570,703
Distributions to shareholders from net investment income	(7,692,199)	(17,557,434)
Share transactions - net increase (decrease)	(1,881,313)	(106,204,695)
Total increase (decrease) in net assets	38,711,845	53,808,574

Net Assets
Beginning of period	651,530,392	597,721,818
End of period (including undistributed net investment income of $2,157,455 and undistributed net investment income of $3,273,160, respectively)	$ 690,242,237	$ 651,530,392

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 6.87	$ 13.28	$ 13.66	$ 12.18	$ 11.09
Income from Investment Operations
Net investment income (loss) E	.09	.23	.23	.20	.19	.18
Net realized and unrealized gain (loss)	.59	2.25	(5.77)	.28	1.61	1.10
Total from investment operations	.68	2.48	(5.54)	.48	1.80	1.28
Distributions from net investment income	(.10)	(.22)	(.26)	(.20)	(.19)	(.19)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)	-
Total distributions	(.10)	(.22)	(.87)	(.86)	(.32)	(.19)
Net asset value, end of period	$ 9.71	$ 9.13	$ 6.87	$ 13.28	$ 13.66	$ 12.18
Total Return B, C, D	7.46%	37.12%	(44.44)%	3.59%	15.01%	11.63%
Ratios to Average Net Assets F, H
Expenses before reductions	1.17% A	1.21%	1.11%	1.10%	1.14%	1.16%
Expenses net of fee waivers, if any	1.17% A	1.21%	1.11%	1.10%	1.14%	1.16%
Expenses net of all reductions	1.16% A	1.21%	1.11%	1.09%	1.14%	1.13%
Net investment income (loss)	1.76% A	3.08%	2.05%	1.49%	1.52%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,262	$ 74,580	$ 70,691	$ 166,554	$ 70,083	$ 38,886
Portfolio turnover rate G	84% A	100%	114%	90%	125%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 6.87	$ 13.26	$ 13.64	$ 12.17	$ 11.08
Income from Investment Operations
Net investment income (loss) E	.08	.21	.20	.17	.17	.16
Net realized and unrealized gain (loss)	.60	2.25	(5.75)	.27	1.59	1.09
Total from investment operations	.68	2.46	(5.55)	.44	1.76	1.25
Distributions from net investment income	(.09)	(.21)	(.23)	(.16)	(.16)	(.16)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)	-
Total distributions	(.09)	(.21)	(.84)	(.82)	(.29)	(.16)
Net asset value, end of period	$ 9.71	$ 9.12	$ 6.87	$ 13.26	$ 13.64	$ 12.17
Total Return B, C, D	7.47%	36.63%	(44.51)%	3.34%	14.70%	11.43%
Ratios to Average Net Assets F, H
Expenses before reductions	1.39% A	1.45%	1.35%	1.32%	1.35%	1.38%
Expenses net of fee waivers, if any	1.39% A	1.45%	1.35%	1.32%	1.35%	1.38%
Expenses net of all reductions	1.38% A	1.45%	1.35%	1.32%	1.35%	1.35%
Net investment income (loss)	1.54% A	2.84%	1.81%	1.27%	1.31%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,771	$ 60,134	$ 58,677	$ 158,962	$ 119,834	$ 79,920
Portfolio turnover rate G	84% A	100%	114%	90%	125%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.10	$ 6.85	$ 13.23	$ 13.61	$ 12.14	$ 11.06
Income from Investment Operations
Net investment income (loss) E	.05	.17	.14	.09	.09	.09
Net realized and unrealized gain (loss)	.59	2.25	(5.75)	.28	1.59	1.09
Total from investment operations	.64	2.42	(5.61)	.37	1.68	1.18
Distributions from net investment income	(.06)	(.17)	(.16)	(.09)	(.08)	(.10)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)	-
Total distributions	(.06)	(.17)	(.77)	(.75)	(.21)	(.10)
Net asset value, end of period	$ 9.68	$ 9.10	$ 6.85	$ 13.23	$ 13.61	$ 12.14
Total Return B, C, D	7.06%	36.06%	(44.88)%	2.79%	14.05%	10.73%
Ratios to Average Net Assets F, H
Expenses before reductions	1.95% A	1.98%	1.92%	1.91%	1.96%	1.96%
Expenses net of fee waivers, if any	1.95% A	1.98%	1.92%	1.91%	1.96%	1.95%
Expenses net of all reductions	1.95% A	1.98%	1.91%	1.91%	1.96%	1.93%
Net investment income (loss)	.98% A	2.31%	1.25%	.67%	.70%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,069	$ 16,098	$ 15,375	$ 37,288	$ 23,992	$ 19,744
Portfolio turnover rate G	84% A	100%	114%	90%	125%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 6.85	$ 13.23	$ 13.61	$ 12.15	$ 11.06
Income from Investment Operations
Net investment income (loss) E	.05	.18	.14	.10	.10	.10
Net realized and unrealized gain (loss)	.60	2.25	(5.75)	.27	1.58	1.09
Total from investment operations	.65	2.43	(5.61)	.37	1.68	1.19
Distributions from net investment income	(.07)	(.17)	(.16)	(.09)	(.09)	(.10)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)	-
Total distributions	(.07)	(.17)	(.77)	(.75)	(.22)	(.10)
Net asset value, end of period	$ 9.69	$ 9.11	$ 6.85	$ 13.23	$ 13.61	$ 12.15
Total Return B, C, D	7.07%	36.15%	(44.87)%	2.84%	14.05%	10.85%
Ratios to Average Net Assets F, H
Expenses before reductions	1.92% A	1.96%	1.88%	1.85%	1.89%	1.90%
Expenses net of fee waivers, if any	1.92% A	1.96%	1.88%	1.85%	1.89%	1.90%
Expenses net of all reductions	1.91% A	1.96%	1.88%	1.85%	1.88%	1.87%
Net investment income (loss)	1.01% A	2.33%	1.29%	.74%	.78%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,910	$ 39,920	$ 42,499	$ 106,122	$ 75,301	$ 49,713
Portfolio turnover rate G	84% A	100%	114%	90%	125%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Dividend and Income

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 6.90	$ 13.33	$ 13.70	$ 12.22	$ 11.11
Income from Investment Operations
Net investment income (loss) D	.10	.26	.26	.25	.24	.22
Net realized and unrealized gain (loss)	.61	2.25	(5.78)	.27	1.60	1.11
Total from investment operations	.71	2.51	(5.52)	.52	1.84	1.33
Distributions from net investment income	(.12)	(.25)	(.30)	(.23)	(.23)	(.22)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)	-
Total distributions	(.12)	(.25)	(.91)	(.89)	(.36)	(.22)
Net asset value, end of period	$ 9.75	$ 9.16	$ 6.90	$ 13.33	$ 13.70	$ 12.22
Total Return B, C	7.72%	37.37%	(44.24)%	3.92%	15.33%	12.08%
Ratios to Average Net Assets E, G
Expenses before reductions	.86% A	.93%	.81%	.79%	.80%	.82%
Expenses net of fee waivers, if any	.86% A	.93%	.81%	.79%	.80%	.82%
Expenses net of all reductions	.85% A	.92%	.81%	.78%	.79%	.79%
Net investment income (loss)	2.07% A	3.36%	2.35%	1.80%	1.87%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 480,937	$ 444,401	$ 392,340	$ 1,172,143	$ 1,075,348	$ 798,113
Portfolio turnover rate F	84% A	100%	114%	90%	125%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.15	$ 6.89	$ 13.31	$ 13.68	$ 12.21	$ 11.11
Income from Investment Operations
Net investment income (loss) D	.10	.25	.26	.24	.23	.22
Net realized and unrealized gain (loss)	.61	2.26	(5.77)	.28	1.59	1.10
Total from investment operations	.71	2.51	(5.51)	.52	1.82	1.32
Distributions from net investment income	(.12)	(.25)	(.30)	(.23)	(.22)	(.22)
Distributions from net realized gain	-	-	(.61)	(.66)	(.13)	-
Total distributions	(.12)	(.25)	(.91)	(.89)	(.35)	(.22)
Net asset value, end of period	$ 9.74	$ 9.15	$ 6.89	$ 13.31	$ 13.68	$ 12.21
Total Return B, C	7.73%	37.44%	(44.23)%	3.94%	15.24%	11.98%
Ratios to Average Net Assets E, G
Expenses before reductions	.84% A	.91%	.83%	.81%	.82%	.83%
Expenses net of fee waivers, if any	.84% A	.91%	.83%	.81%	.82%	.83%
Expenses net of all reductions	.83% A	.91%	.83%	.80%	.82%	.81%
Net investment income (loss)	2.09% A	3.38%	2.34%	1.78%	1.84%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,294	$ 16,397	$ 18,141	$ 36,369	$ 13,771	$ 9,798
Portfolio turnover rate F	84% A	100%	114%	90%	125%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Strategic Dividend and Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 61,600,472
Gross unrealized depreciation	(109,317,685)
Net unrealized appreciation (depreciation)	$ (47,717,213)

Tax cost	$ 739,580,403

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $280,025,793 and $298,248,535, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 96,753	$ 588
Class T	.25%	.25%	156,982	-
Class B	.75%	.25%	83,627	62,823
Class C	.75%	.25%	207,237	18,427
			$ 544,599	$ 81,838

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,149
Class T	5,829
Class B*	18,268
Class C*	2,012
$ 40,258

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 109,465.28
Class T	81,058.26
Class B	26,825.32
Class C	58,685.28
Strategic Dividend and Income	542,615.23
Institutional Class	17,589.21
	$ 836,237

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,276 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,346 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $8,913.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $20,871 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Class A	$ 808,854	$ 1,975,781
Class T	593,100	1,498,984
Class B	108,494	333,700
Class C	277,528	833,995
Strategic Dividend and Income	5,698,748	12,390,826
Institutional Class	205,475	524,148
Total	$ 7,692,199	$ 17,557,434

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	825,085	1,456,773	$ 8,182,553	$ 11,169,980
Reinvestment of distributions	72,378	242,636	710,601	1,717,704
Shares redeemed	(1,318,766)	(3,819,463)	(12,914,011)	(27,537,301)
Net increase (decrease)	(421,303)	(2,120,054)	$ (4,020,857)	$ (14,649,617)
Class T
Shares sold	345,317	689,440	$ 3,363,897	$ 4,953,988
Reinvestment of distributions	53,664	187,994	526,684	1,326,850
Shares redeemed	(729,129)	(2,832,833)	(7,116,007)	(20,002,560)
Net increase (decrease)	(330,148)	(1,955,399)	$ (3,225,426)	$ (13,721,722)
Class B
Shares sold	96,205	230,872	$ 941,892	$ 1,641,555
Reinvestment of distributions	9,510	40,129	93,163	280,676
Shares redeemed	(215,186)	(746,386)	(2,102,065)	(5,395,642)
Net increase (decrease)	(109,471)	(475,385)	$ (1,067,010)	$ (3,473,411)
Class C
Shares sold	333,862	529,694	$ 3,281,514	$ 4,019,278
Reinvestment of distributions	23,112	95,880	226,702	670,764
Shares redeemed	(621,664)	(2,444,886)	(6,070,745)	(17,406,771)
Net increase (decrease)	(264,690)	(1,819,312)	$ (2,562,529)	$ (12,716,729)
Strategic Dividend and Income
Shares sold	7,452,385	7,446,408	$ 74,292,184	$ 61,455,928
Reinvestment of distributions	507,111	1,520,981	5,001,955	10,836,576
Shares redeemed	(7,127,418)	(17,361,200)	(70,175,849)	(128,136,969)
Net increase (decrease)	832,078	(8,393,811)	$ 9,118,290	$ (55,844,465)
Institutional Class
Shares sold	205,765	300,201	$ 2,022,949	$ 2,210,457
Reinvestment of distributions	15,556	50,635	153,178	360,319
Shares redeemed	(237,146)	(1,193,036)	(2,299,908)	(8,369,527)
Net increase (decrease)	(15,825)	(842,200)	$ (123,781)	$ (5,798,751)

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASDII-USAN-0710
1.802530.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 27, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 27, 2010